Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NINE
Entity Registrant Name	NINETOWNS INTERNET TECHNOLOGY GROUP CO LTD
Entity Central Index Key	0001285735
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	38,791,834

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 40,114	249,912	257,345
Restricted cash	13	84	88
Short-term investments
Trading securities	83	518	708
Available-for-sale securities	46,547	289,995	245,090
Term deposits	845	5,266	5,088
Trade receivables:
Billed, less allowance for doubtful accounts of RMB4,378 in 2011 and RMB1,691 in 2012	312	1,946	2,449
Unbilled	61	381	1,472
Inventories	566	3,527	3,146
Amounts due from related parties	1,617	10,070	1,248
Prepaid expenses and other current assets	5,696	35,485	8,561
Deferred tax assets	167	1,036	311
Total current assets	96,021	598,220	525,506
Real estate property under development	84,702	527,702	305,469
Property and equipment, net	26,868	167,392	179,265
Investments under cost method	1,860	11,590	11,590
Investments under equity method	13,631	84,923	230,579
Acquired intangible assets, net	154	962	29,258
Other non-current assets	846	5,267	457
TOTAL ASSETS	224,082	1,396,056	1,282,124
Current liabilities:
Option liabilities	1,981	12,344	7,932
Accounts payable and accrued expenses	4,398	27,393	16,442
Amounts due to related parties	986	6,140
Advances from customers	2,154	13,419	9,951
Deferred revenue	2,162	13,472	14,332
Income taxes payable	124	771	640
Other taxes payable	241	1,500	1,537
Unrecognized tax liabilities	169	1,055	829
Total current liabilities	12,215	76,094	51,663
Non-current liabilities:
Deferred subsidies	44,333	276,200	240,240
Deferred tax liabilities			51
Unrecognized tax liabilities	765	4,766	4,766
Total liabilities	57,313	357,060	296,720
Shareholders' equity of the Company
Ordinary shares, par value RMB0.027(HK$0.025) per share: 8,000,000,000 shares authorized; 37,538,161 shares issued and outstanding in 2011 and 37,815,292 shares issued and outstanding in 2012	159	988	982
Treasury stock, 3,900 shares, at cost
Additional paid-in capital	148,612	925,870	923,829
(Accumulated deficit) retained earnings	7,541	46,983	(20,732)
Statutory reserve	12,730	79,312	78,478
Accumulated other comprehensive loss	(10,296)	(64,144)	(47,137)
Total equity of the Company	158,746	989,009	935,420
Non-controlling interest	8,023	49,987	49,984
Total equity	166,769	1,038,996	985,404
TOTAL LIABILITIES AND EQUITY	$ 224,082	1,396,056	1,282,124

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Allowance for doubtful accounts		1,691	4,378
Common stock, par value	$ 0.025	0.027	0.027
Common stock, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000
Common stock, shares issued	37,815,292	37,815,292	37,538,161
Common stock, shares outstanding	37,815,292	37,815,292	37,538,161
Treasury stock, shares	3,900	3,900	3,900

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues:
Enterprise software and related maintenance services	$ 9,598	59,794	61,014	49,650
Software development services	1,201	7,481	5,963	23,809
B2C e-commerce	3,710	23,112	8,239	5,448
Total net revenues	14,509	90,387	75,216	78,907
Cost of revenues:
Enterprise software and related maintenance services
Software development services (including share-based compensation expense of RMB8 in 2010, RMB21 in 2011 and RMB(13) in 2012)	(380)	(2,365)	(2,281)	(10,144)
B2C e-commerce	(2,947)	(18,363)	(8,452)	(6,910)
Total cost of revenues	(3,327)	(20,728)	(10,733)	(17,054)
Gross profit	11,182	69,659	64,483	61,853
Operating expenses:
Selling and marketing (including share-based compensation expense of RMB607 in 2010, RMB347 in 2011 and RMB11 in 2012)	(3,475)	(21,647)	(22,493)	(16,663)
General and administrative (including share-based compensation expense of RMB26,741 in 2010, RMB4,127 in 2011 and RMB900 in 2012)	(12,494)	(77,841)	(79,354)	(89,531)
Research and development (including share-based compensation expense of RMB4,354 in 2010, RMB2,632 in 2011 and RMB1,178 in 2012)	(2,387)	(14,872)	(11,042)	(15,695)
(Allowance for) recovery of doubtful accounts, net	611	3,807	6,842	(2,585)
Total operating expenses	(17,745)	(110,553)	(106,048)	(124,474)
Loss from operations	(6,563)	(40,894)	(41,565)	(62,621)
Interest income	917	5,718	1,922	3,686
Gain on sales of short-term investments	18,241	113,644	32,689	65,146
Change in fair value of marketable options	(2,583)	(16,094)	7,252	(18,211)
Gain (loss) on investments under cost method			(3,373)	12,153
Income (loss) from equity method investments	(138)	(857)	1,639
Other income	1,237	7,706	5,994	13,448
Income before income tax and non-controlling interest	11,111	69,223	4,558	13,601
Income tax expense	(108)	(671)	(1,048)	(878)
Income from continuing operations before non-controlling interest	11,003	68,552	3,510	12,723
Discontinued operations:
Loss from discontinued operations, including loss on disposal of discontinued operations of RMB1,808 in 2010				(398)
Income tax
Loss from discontinued operations, net of tax				(398)
Net income	11,003	68,552	3,510	12,325
Net loss (income) attributable to non-controlling interest		(3)	15
Net income attributable to the Company	$ 11,003	68,549	3,525	12,325
Income from continuing operations per share:
Basic	$ 0.29	1.81	0.09	0.35
Diluted	$ 0.27	1.67	0.09	0.34
Loss from discontinued operations per share:
Basic				(0.01)
Diluted				(0.01)
Income attributable to the Company per share:
Basic	$ 0.29	1.81	0.09	0.34
Diluted	$ 0.27	1.67	0.09	0.33
Weighted average number of shares used in computation:
Basic	37,780,134	37,780,134	37,443,657	35,800,428
Diluted	41,092,700	41,092,700	40,465,449	37,291,534

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expense of Software development services	(13)	21	8
Selling and marketing	11	347	607
General and administrative	900	4,127	26,741
Research and development	1,178	2,632	4,354
Loss on disposal of discontinued operations			1,808

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net income	$ 11,003	68,552	3,510	12,325
Foreign currency translation loss	(380)	(2,370)	(15,004)	(10,572)
Unrealized loss on available-for-sale securities	(2,349)	(14,637)	(9,053)	(7,063)
Comprehensive (loss) income	8,274	51,545	(20,547)	(5,310)
Less: comprehensive (loss) income attributable to the non-controlling interest		3	(15)
Comprehensive (loss) income attributable to the Company	$ 8,274	51,542	(20,532)	(5,310)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Treasury Stock [Member]	(Accumulated Deficit) Retained Earning [Member] USD ($)	(Accumulated Deficit) Retained Earning [Member] CNY	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] CNY	Non-Controlling Interest [Member] USD ($)	Non-Controlling Interest [Member] CNY
Balance at Dec. 31, 2009		922,336		929		885,045			(33,163)		75,059		(5,445)		(89)
Balance, shares at Dec. 31, 2009				35,118,556
Issuance of ADR shares for the exercises of employee share options				36		(36)
Issuance of ADR shares for the exercises of employee share options, shares				1,624,276
Provision for statutory reserve									(2,576)		2,576
Sale of non-controlling interest		89													89
Net income (loss)		12,325							12,325
Foreign currency translation adjustments		(10,572)											(10,572)
Employee share options compensation		31,710				31,710
Unrealized loss on available-for-sale securities		(7,063)											(7,063)
Balance at Dec. 31, 2010		948,825		965		916,719			(23,414)		77,635		(23,080)
Balance, shares at Dec. 31, 2010				36,742,832
Issuance of ADR shares for the exercises of employee share options				17		(17)
Issuance of ADR shares for the exercises of employee share options, shares				795,329
Capital invested in Dalian Changzheng		49,999													49,999
Provision for statutory reserve		(843)							(843)		843
Net income (loss)		3,510							3,525						(15)
Foreign currency translation adjustments		(15,004)											(15,004)
Employee share options compensation		7,127				7,127
Unrealized loss on available-for-sale securities		(9,053)											(9,053)
Balance at Dec. 31, 2011		985,404		982		923,829			(20,732)		78,478		(47,137)		49,984
Balance, shares at Dec. 31, 2011				37,538,161
Purchase of treasury stock		(29)				(29)
Purchase of treasury stock, shares	3,900			(3,900)			3,900
Issuance of ADR shares for the exercises of employee share options				6		(6)
Issuance of ADR shares for the exercises of employee share options, shares				281,031
Provision for statutory reserve	(134)	(834)							(834)		834
Net income (loss)	11,003	68,552							68,549						3
Foreign currency translation adjustments	(380)	(2,370)											(2,370)
Employee share options compensation		2,076				2,076
Unrealized loss on available-for-sale securities	(2,349)	(14,637)											(14,637)
Balance at Dec. 31, 2012	$ 166,769	1,038,996	$ 159	988	$ 148,612	925,870		$ 7,541	46,983	$ 12,730	79,312	$ (10,296)	(64,144)	$ 8,023	49,987
Balance, shares at Dec. 31, 2012			37,815,292				3,900

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 11,003	68,552	3,510	12,325
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss on disposal of property and equipment	5	36	38	1,031
Depreciation of property and equipment	2,535	15,791	16,541	17,321
Amortization of other non-current assets	16	102	122	102
Amortization of acquired intangible assets	113	703	3,503	4,043
Gain on sale of trading securities			(698)	(4,012)
Loss on the change in fair value of trading securities	31	190	1,173
Loss (gain) on sale of available-for-sale securities			(39)	1,656
Gain on investments under cost method	(1)	(4)	(920)	(18,317)
Impairment recognized on investments under cost method			3,373
(Income) loss from equity method investments	138	857	(1,639)
Allowance for (recovery of) doubtful accounts	(611)	(3,807)	(6,842)	2,585
Loss on disposal of subsidiary				2,028
Employee share-based compensation	333	2,076	7,127	31,710
Gain from short sale of stock options	(15,092)	(94,027)	(37,942)	(45,988)
Changes in operating assets and liabilities:
Trade receivables	867	5,401	4,963	7,251
Amounts due from related parties	(1,616)	(10,067)	(1,248)
Inventories	33	202	(986)	124
Real estate property under development	(5,407)	(33,684)	(305,469)
Prepaid expenses and other current assets	(5,011)	(31,216)	(441)	52
Accounts payable and accrued expenses	1,652	10,286	4,312	6,325
Amounts payable to related parties	985	6,135
Advance from customers	557	3,468	4,032	(4,309)
Deferred revenue and deferred subsidies	5,564	34,664	243,257	650
Income taxes payable	57	357	533	(6,015)
Other taxes payable	(6)	(39)	553	450
Deferred taxes, net	(125)	(776)	193	(158)
Net cash provided by (used in) operating activities	(3,980)	(24,800)	(62,994)	8,854
Cash flows from investing activities:
Decrease in restricted cash	1	4	157	545
Decrease (increase) in term deposits	(29)	(178)	3,066	16,846
Payments to acquire investments under equity method	(4,300)	(26,792)	(228,940)
Cash paid for business acquisition, net of cash acquired			(2,200)
Cash acquired on termination of Investment Trust Plan	2,594	16,158
Proceeds from sale of trading securities			47,175	38,490
Purchase of trading securities			(47,835)	(34,083)
Purchases of available-for-sale securities	(123,207)	(767,590)	(334,560)	(248,058)
Proceeds from sale of available-for-sale securities	113,365	706,278	302,171	173,693
Proceeds from options	15,816	98,534	41,613	36,663
Purchase of property and equipment	(1,358)	(8,464)	(6,489)	(4,896)
Proceeds from sale of property and equipment	25	155	138	77
Dividends received on investment	1	4	920	6,134
Proceeds from disposal of investments under cost method				36,301
Proceeds from disposal of subsidiaries				2,699
Cash disposed of on sale of subsidiaries				(2,650)
Net cash provided by (used in) investing activities	2,908	18,109	(224,784)	21,761
Cash flows from financing activities:
Payments for repurchase of common stock	(5)	(29)
Capital contributed by non-controlling interest			49,523
Net cash provided by (used in) financing activities	(5)	(29)	49,523
Effect of exchange rate changes on cash	(115)	(713)	(5,018)	(3,445)
Net increase (decrease) in cash and cash equivalents	(1,192)	(7,433)	(243,273)	27,170
Cash and cash equivalents at the beginning of the year	41,306	257,345	500,618	473,448
Cash and cash equivalents at the end of the year	40,114	249,912	257,345	500,618
Supplemental cash flow information:
Cash paid during the year for income taxes	$ 174	1,085	326	1,820

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Ninetowns Internet Technology Group Company Limited (“Ninetowns”) was incorporated in the Cayman Islands as an exempted limited liability company on February 8, 2002 under the Companies Law of the Cayman Islands. Substantially all of Ninetowns’ business is conducted in the People’s Republic of China (the “PRC” or “China”) through its subsidiaries and variable interest entity (“VIE”). Ninetowns, its subsidiaries, and its VIE (collectively, the “Company”) are principally engaged in (i) the sale of enterprise software and the provision of the related after-sales maintenance services, (ii) software development services, (iii) B2C e-commerce (food and grocery sales and services) targeting Chinese consumers, and (iv) beginning in the first half of 2011, real estate development.

As of December 31, 2012, a summary of the subsidiaries of Ninetowns was as follows:

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Ixworth Enterprises Limited	British Virgin Islands (“BVI”)	100%	Investment holding

Asia Pacific Logistics Limited	BVI	100%	Investment holding

Better Chance International Limited	BVI	100%	Investment holding

Beprecise Investments Limited	BVI	100%	Investment holding

Ample Spring Holdings Limited	BVI	70%	Inactive

New Take Limited	Hong Kong	100%	Investment holding

Shielder Limited	Hong Kong	100%	Investment holding

Ninetowns Land Group Limited	BVI	100%	Inactive

China Genotown Development Holding Limited	BVI	100%	Inactive

Ninetowns Organic Agricultural Holdings Limited	BVI	100%	Inactive

Beijing New Take Electronic Commerce Limited (“Beijing New Take”)	PRC	100%	Investment holding

Beijing Ninetowns Times Electronic Commerce Limited (“Beijing Ninetowns Times”)	PRC	100%	Investment holding

Beijing Ninetowns Ports Software and Technology Co., Ltd (“Beijing Ninetowns Ports”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services
Beijing Ninetowns Investment Co., Limited (“Beijing Ninetowns Investment”) (i)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services

Guangdong Ninetowns Technology Co., Ltd. (“Guangdong Ninetowns”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services

Beijing Ninetowns Software Co., Ltd. (“Beijing Software”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services, real estate development

Dongguan Ninetowns Software Technology Co., Ltd. (“Dongguan Software”)	PRC	100%	Provision of enterprise software services

Dalian Aviation Changzheng Technology Development Co., Ltd. (“Dalian Changzheng”)	PRC	70%	Real estate development

Beijing Ronghe Zhihui Network Software Services Co., Ltd. (“Beijing Ronghe Zhihui”)	PRC	100%	Sale of enterprise software, provision of technical development services, and provision of technical consulting services

Huainan Ninetowns Suitable Estate Co., Ltd. (“Huainan Ninetowns”) (ii)	PRC	100%	Real estate development

Huainan Huacheng Estate Co. Ltd. (“Huainan Huacheng”) (ii)	PRC	100%	Real estate development

As of December 31, 2012, the Company consolidates the following VIE and its consolidated subsidiaries:

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Beijing Ronghe Tongshang Network Technology Limited (“Ronghe Tongshang”)	PRC	100%	Investment holding

Beijing Ninetowns Sky Eco-agriculture Co., Ltd. (“Beijing Sky”) (a wholly-owned subsidiary of Ronghe Tongshang)	PRC	100%	Sale of dietary products, daily necessities, home appliances and crop cultivation

Beijing Huaixiang Modern Agriculture Technology Co., Ltd., (“Huaixiang Modern Agriculture”) (a wholly-owned subsidiary of Beijing Sky)	PRC	100%	Crop and seedling cultivation, agricultural technology development, technical services and consulting, landscape design, sale of fresh fruits and vegetables

Beijing Ronghe Tongshang Electronic Business Co., Ltd. (“Beijing Ronghe Dianzi”) (a wholly-owned subsidiary of Ronghe Tongshang)	PRC	100%	Cultivation and sale of crops and technical consultation and services related to agricultural sales

(i)	Beijing Ninetowns Investment, formerly known as Ninetowns Suitable Estate Co., Ltd., changed its name on August 10, 2012.
(ii)	See note 10.

PRC regulations prohibit direct foreign ownership of business entities that provide internet content, or ICP, services in the PRC, such as the business of providing online solutions for international trade. In December 2006, Ronghe Tongshang was established in the PRC by three designated equity owners who are PRC citizens and legally own Ronghe Tongshang. Pursuant to a series of contractual arrangements with Ronghe Tongshang, the Company provides exclusive technical consulting and management services to Ronghe Tongshang. A summary of the major terms of the agreements are as follows:

•	The Company has the sole discretion to determine the amount of the fees it will receive and it intends to transfer substantially all of the economic benefits of Ronghe Tongshang to the Company.
•

The Company provides guarantees on the execution of all business contracts entered by Ronghe Tongshang in its business operation. Ronghe Tongshang pledges its assets to the Company as collateral for such guarantees.

•

The Company may dispose of the collateralized registered capital at its sole discretion without limitation or restriction. The Company has the right and sole discretion to purchase all or part of the registered capital from equity owners when such purchase becomes legally allowable.

•	The equity owners may not dispose of or enter into any other agreements involving the common shares without prior agreement by the Company.

Through December 31, 2012, Ronghe Tongshang has not yet entered into any business contracts that would require guarantees from the Company.

In 2008, the Company entered into a series of agreements with Beijing Guochuangwanwei Information Technology Limited Company (“Guochuang”), under which the Company, through Guochuang, increased the registered capital of Ronghe Tongshang through an entrusted loan of RMB60,000 to Guochuang. The three original shareholders of Ronghe Tongshang, also entered into agreements with Guochuang whereby Guochuang became the sole shareholder of Ronghe Tongshang. Guochuang’s interest in Ronghe Tongshang has been pledged to the Company as collateral for the entrusted loan.

In 2009, Guochuang entered into a series of agreements with two designated PRC citizens, by which the entrusted loan of RMB60,000 was transferred from Guangchuang to these two owners (“New Owners”). The New Owners became the shareholders of Ronghe Tongshang and their interests in Ronghe Tongshang have been pledged to the Company as collateral for the entrusted loan. The New Owners act as the nominee shareholders and have contractually agreed not to make any decision regarding Ronghe Tongshang’s operations and business without the Company’s consent. In addition, the Company is obliged to absorb the expected losses and is entitled to receive the expected residual returns of Ronghe Tongshang.

The above arrangements assigned all of the equity owners’ rights and obligations to the Company, resulting in (i) the equity owners lacking the ability to make decisions that have a significant effect on Ronghe Tongshang’s operations, and (ii) the Company’s ability to extract the profits from the operations of Ronghe Tongshang, and to assume Ronghe Tongshang’s residual benefits. Because the Company is the sole variable interest holder of Ronghe Tongshang, it is the primary beneficiary of Ronghe Tongshang. Accordingly, the Company has consolidated the results of Ronghe Tongshang since its inception.

Financial positions and operating results for the VIE are summarized below:

		As of December 31,
		2011	2012	2012
		RMB	RMB	US$
Total assets		29,975	38,442	6,170
Total liabilities (consisting primarily of other current liabilities)		(11,279)	(20,946)	(3,362)

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Total net revenues	5,448	8,239	22,851	3,668
Total net loss	(14,542)	(19,048)	(7,565)	(1,214)

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation—The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). All amounts in the accompanying consolidated financial statements and the related notes are expressed in Renminbi (“RMB”). The amounts expressed in United States dollars (“US$”) are presented solely for the convenience of the readers and are translated at a rate of RMB6.2301 to US$1, the approximate rate of exchange at December 31, 2012. Such translations should not be construed to be the amounts that would have been reported under US GAAP.

Basis of consolidation—The consolidated financial statements include the financial statements of Ninetowns and its subsidiaries and VIE. All significant intercompany transactions and balances are eliminated on consolidation.

Use of estimates—The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for doubtful accounts, estimated costs to complete in a percentage of completion arrangement, estimated useful lives and impairment of acquired intangible assets, valuation allowance for deferred tax assets and fair values of derivatives.

Cash and cash equivalents—Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and have remaining maturities of three months or less when purchased.

Restricted cash—The Company’s restricted cash is related to deposits required by certain customers for software development services provided by the Company.

Short-term investments—To enable the Company to better manage its assets for long-term growth, the Company periodically invests its excess cash in highly liquid equity securities. In addition, from time to time the Company may write call and put options through listed exchanges as part of its investment strategy. The Company’s investment committee approves the investment policy covering the investment parameters to be followed with the primary goals being the safety of principal and maintaining the liquidity of funds. Short-term investments are comprised of marketable equity securities, which are classified as trading and available-for-sale. Marketable securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with realized and unrealized gains and losses recognized in earnings. Short-term investments classified as available for sale are stated at fair values. Unrealized gains or losses on available-for-sale securities from the changes in fair value are recorded in equity as other comprehensive income (loss). Realized gains or losses, based upon the specific identification method, on the disposal of available-for-sale securities are recorded in earnings.

The Company reviews investments in available-for-sale securities as of each balance sheet date for other-than-temporary declines in fair value. If the Company determines that a decline in fair value is other-than-temporary (OTTI), accumulated unrealized loss is accounted for as realized loss and included in earnings. No OTTI losses were recorded during the years ended December 31, 2010, 2011 and 2012.

Derivative financial instruments, consisting of written call and put options (option liabilities), are initially recorded at fair value and are re-valued at each reporting date, with changes in fair value included in earnings.

Term deposits consist of deposits placed with financial institutions with remaining maturities of greater than three months but less than one year.

Inventories—Inventories, consisting of computer accessories, food products and related consumables, are stated at the lower of cost or market price. Cost is determined by the first in first out method. Provision for diminution in value on inventories is made using the specific identification method. No inventory provisions were made in 2010, 2011 and 2012.

Trade receivables and allowance for doubtful accounts—Trade receivables mainly represents amounts earned and collectible from customers. The Company provides an allowance for doubtful accounts based on its aging analysis of trade receivables, customers’ credit-worthiness, past collection history, and changes in customers’ payment terms. The Company also provides a specific allowance if there is strong evidence that indicates the trade receivables are uncollectible, and writes off such trade receivables and specific allowance within one year if circumstances are not improved. Trade receivables in the consolidated balance sheet are net of such allowance.

Changes in the allowance for doubtful accounts were as follows for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at January 1,	31,416	34,001	4,378	703
Allowance for doubtful debts	2,585	—	23	4
Recovery of accounts previously allowed	—	(6,841)	(2,465)	(396)
Write offs	—	(22,782)	(245)	(39)

Balance at December 31,	34,001	4,378	1,691	272

Real estate property under development—The Company capitalizes the planning, entitlement, construction, development and interest costs associated with its various real estate projects. Costs that are not capitalized are expensed as incurred. A real estate development project is substantially complete upon the cessation of construction and development activities.

In 2012, the Company capitalized RMB33,684 (US$5,407) of costs related to its real estate projects.

Property and equipment—Property and equipment are recorded at cost less accumulated depreciation, amortization and provision for impairment loss. Depreciation and amortization are provided on a straight-line basis over the estimated useful lives of the assets. Estimated useful lives of property and equipment are as follows:

Buildings	20 years
Agricultural equipment	10 years
Leasehold improvements	shorter of lease term or 5 years
Furniture, fixtures and office equipment	3-5 years
Computer equipment	3-5 years
Motor vehicles	5 years

Acquired intangible assets—Acquired intangible assets, which consist primarily of customer relationships, buyer database, completed technology, purchased software for internal use and land use right, are carried at cost, less accumulated amortization and provision for impairment loss.

Amortization is calculated on a straight-line basis over the expected useful life of the assets of five years, except for the land use right which is amortized over fifty years. Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB4,043, RMB3,503 and RMB703 (US$113), respectively.

Impairment of long-lived assets—The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company adjusts the carrying value of the asset based on the fair value and recognizes an impairment loss. Fair value is estimated using expected discounted future cash flows. No impairment charge was recorded for the years ended December 31, 2010, 2011, 2012.

Investments under cost method—For investment in an investee over which the Company does not have significant influence, the Company carries the investment at cost adjusted for other-than-temporary declines in fair value, and recognizes income when receiving dividends from distributions of the investee’s earnings. The Company reviews its investments under cost method for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. No impairment charge was recorded for the years ended December 31, 2010 and 2012. Impairment loss recognized in the year ended December 31, 2011 was RMB3,373.

Investments under equity method—Investments in unconsolidated companies, limited partnerships and trusts in which the Company has significant influence but less than a controlling interest, or is not the primary beneficiary, are accounted for under the equity method of accounting and, accordingly, are adjusted for capital contributions, distributions and the Company’s equity in net earnings or loss of the entity.

Deferred subsidies—The receipt of government grants relating to software and system development projects are initially recorded as deferred subsidies. Upon the completion of the projects, the government grants are recognized as either other income or as an offset to research and development expenses.

In 2011 and 2012, Dalian Changzheng received grants of RMB240,240 and RMB35,960 (US$5,772) respectively, from the government of China.

Treasury shares—The Company repurchases its common stock in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in shareholders’ equity.

As of December 31, 2012, the Company had repurchased 3,900 shares of common stock.

Income taxes—Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forward and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities.

The Company recognizes the impact of an uncertain income tax position on the income tax return at the largest amount that is more likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company recognizes interest and penalties related to uncertain tax benefits as a component of income tax expense. The Company’s tax years from 2003 to 2012 are subject to examination by the tax authorities.

Revenue recognition—The Company’s revenue is derived from three primary sources: (i) sale of enterprise software and related customer maintenance services; (ii) software development services; (iii) B2C e-commerce and, through September 2010, catering services.

Revenue from the sale of enterprise software and related customer maintenance service is recognized when there is evidence of an arrangement, the delivery or service has occurred, the fee is fixed or determinable, and collectability is probable. As the Company does not have vendor-specific objective evidence to establish the fair values of the undelivered elements, the Company recognizes revenue from sales of enterprise software and maintenance service on a straight-line basis over the service period which is typically no more than 12 months.

For certain customers, the Company installs the software at the customer’s place of business and charges the customer a fixed fee based on actual usage of the software. Accordingly, the Company recognizes the related revenue when the customer uses the software. The cost to install the software has historically been insignificant.

Revenues from software development services requiring significant production, modification, or customization of the software are recognized over the installation and customization period based on the percentage of completion method, which is measured principally by the percentage of actual hours incurred to date for each contract to the estimated total hours to be incurred for each contact at completion.

Certain revenue from software development services also includes hardware procurement under customer’s request. Since the Company does not have vendor-specific objective evidence to allow for separating various components of such software development service contracts, the Company recognizes such revenues when all components under the contracts are delivered and the project is completed upon the receipt of a written acceptance from the customer.

Revenues from B2C e-commerce are generally recognized upon delivery and through September 2010, revenues from catering services were generally recognized when the catering services were provided.

With the exception of rebates of value added tax on sales of software and related maintenance services (“VAT rebate”) received from the Chinese tax authorities as part of the PRC government’s policy of encouraging software development in the PRC, the Company reports revenue net of business tax. The VAT rebate was RMB482, RMB573 and RMB553 (US$89) during 2010, 2011 and 2012, respectively. Pursuant to certain PRC rules relating to value-added tax, Beijing Ninetowns Ports is entitled to a rebate of value-added tax paid, at a rate of 14% of the sales value for self-developed software products, excluding revenues from maintenance services and upgrade rights that are sold separately.

Cost of revenue—Cost of revenue includes procurement costs for products sold, and direct costs associated with the delivery of software development and maintenance services, and food related products and services, including salaries, employee benefits and overhead costs associated with employees providing the related services.

Research and development costs—Research and development expenses include payroll, employee benefits and other costs associated with product development. Technological feasibility for the Company’s software products is reached shortly before the products are released for production. Cost incurred after technological feasibility has historically been immaterial. Accordingly, the Company expenses all research and development costs when incurred.

Advertising costs—Advertising costs are expensed in the period incurred. The Company incurred advertising costs totaling RMB1,886, RMB2,475 and RMB3,681 (US$591) during the years ended December 31, 2010, 2011 and 2012, respectively.

Foreign currency translation—The functional currency of the Company’s subsidiaries and VIE established in the PRC is the RMB. The functional currency of Ninetowns and its subsidiaries established in countries other than the PRC is the US dollar. Transactions denominated in other currencies are recorded in the applicable functional currencies at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Exchange gains and losses are recorded in the consolidated statements of operations.

The Company has chosen the RMB as its reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchanges rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income/loss in the statement of changes in equity.

Comprehensive income—Comprehensive income includes net income/loss, foreign currency translation adjustments and unrealized gain or loss on investments in available-for-sale securities.

Fair value measurement—Short-term investments and option liabilities are stated at fair value. The carrying value of all other financial instruments approximates their fair value due to the short-term nature of these instruments.

Accounting Standards Codification (“ASC”) 820 defines fair value, establishes a framework for measuring fair value, and provides disclosure requirements about fair value measurements. It also establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

Level 1 Inputs

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 Inputs

Level 3 inputs are unobservable inputs that are used to measure fair value to the extent that observable inputs are not available for the asset or liability.

Share-based compensation—The Company recognizes compensation cost on a straight-line basis over the requisite service period, which is generally the vesting period, and measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards.

Net income/loss per share—Basic net income/loss per share is computed by dividing net income/loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted net income/loss per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised. Ordinary share equivalents are excluded from the computation of the diluted net income/loss per share in periods when their effect would be anti-dilutive.

Recently issued accounting pronouncements—In February 2013, Accounting Standards Update (“ASU”) guidance was issued related to items reclassified from Accumulated Other Comprehensive Income. The new standard requires either in a single note or parenthetically on the face of the financial statements: (i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and (ii) the income statement line items affected by the reclassification. The update is effective for our fiscal year beginning January 1, 2013 with early adoption permitted. We do not expect the updated guidance to have a significant impact on our consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” which improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011 although early adoption is permitted. In December 2011, the FASB issued ASU 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. The adoption of the revised guidance on January 1, 2012 had no impact on the Company’s consolidated financial statements.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

In August 2010, the Company sold Shanghai Meihuilong, its wholly-owned subsidiary, that provided catering services to institutional customers.

In August 2010, the Company terminated its contractual relationships with Baichuan Tongda, its former VIE, and in connection therewith, received cash of approximately RMB1,500 (US$227).

Summarized 2010 operating results from discontinued operations included in the Company’s consolidated statements of operations are as follows:

Years Ended December 31,
2010
RMB
Net revenues	19,271

Income before income taxes	1,410
Loss from disposal of the discontinued component	(1,808)
Income tax benefit	—

Loss from discontinued operations, net of tax	(398)
Non-controlling interest in discontinued operations	—

Loss from discontinued operations	(398)

Loss per share from discontinued operations -basic	(0.01)

Loss per share from discontinued operations -diluted	(0.01)

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

Short-term investments include trading securities and available-for-sale securities. Trading securities consist of investments in marketable equity securities with the intention of selling them in the short term. Available-for-sale securities consist principally of equity securities and balanced funds without a contractual expiration date issued by major financial institutions.

Term deposits consist of deposits placed with financial institutions with remaining maturities of greater than three months but less than one year. As of December 31, 2011 and 2012, term deposits are RMB5,088 and RMB5,266 (US$845).

The following table provides additional information concerning the Company’s trading securities and available-for-sale securities:

Trading securities:

	December 31, 2011 (RMB)				December 31, 2012 (RMB)				December 31, 2012 (US$)
	Cost	Gross realized gains	Gross realized losses	Fair value	Cost	Gross realized gains	Gross realized losses	Fair value	Fair value
Trading securities	1,880	—	(1,172)	708	1,880	—	(1,362)	518	83

Total	1,880	—	(1,172)	708	1,880	—	(1,362)	518	83

Available-for-sale securities:

	December 31, 2011 (RMB)					December 31, 2012 (RMB)					December 31, 2012 (US$)
	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Fair value
Equity securities	221,953	13,329	(9,795)	—	225,487	281,268	17,548	(29,580)	—	269,236	43,215
Mutual funds	27,178		(7,575)	—	19,603	27,178		(6,419)	—	20,759	3,332

Total	249,131	13,329	(17,370)	—	245,090	308,446	17,548	(35,999)	—	289,995	46,547

Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	Less than twelve months		Twelve months or more
December 31, 2012	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	201,943	(26,995)	2,702	(2,585)
Mutual funds	—	—	20,759	(6,419)

Total (RMB)	201,943	(26,995)	23,461	(9,004)

	US$32,414	US$(4,333)	US$3,766	US$(1,445)

	Less than twelve months		Twelve months or more
December 31, 2011	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	49,009	(8,146)	1,324	(1,649)
Mutual funds	9,486	(2,994)	10,117	(4,581)

Total	58,495	(11,140)	11,441	(6,230)

The Company’s assessment that it has the ability to continue to hold impaired investment securities along with its evaluation of their future performance provide the basis for it to conclude that its impaired securities are not other-than-temporarily impaired. In assessing whether it is more likely than not that the Company will be required to sell any impaired security before its anticipated recovery, which may be at their maturity, it considers the significance of each investment, the amount of impairment, as well as the Company’s liquidity position and the impact on the Company’s capital position. As a result of its analyses, the Company determined at December 31, 2012 and 2011, that the unrealized losses on its securities portfolio on which impairments had not been recognized are temporary.

Proceeds, gross realized gains and gross realized losses on securities classified as available-for-sale for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Proceeds	173,693	302,171	706,278	113,365
Gross realized gains	14,429	9,526	65,272	10,477
Gross realized losses	(4,645)	(13,180)	(18,526)	(2,974)

The summary of trading and available-for-sale securities measured and recorded at fair value on a recurring basis as of December 31, 2012 is as follows:

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2012 (RMB)	Quoted Prices in Active Markets for Identical Assets (Level 1) (RMB)	Significant Other Observable Inputs (Level 2) (RMB)	Significant Unobservable Inputs (Level 3) (RMB)
Available-for-sale securities	289,995	289,995	—	—
Trading securities	518	518	—	—

Total	290,513	290,513	—	—

	US$46,630	US$46,630	—	—

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
5.	INVENTORIES

Inventories consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Computer accessories	1,475	1,332	214
Food products and related consumables	1,671	2,195	352

	3,146	3,527	566

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Advances to employees	1,526	1,453	233
Prepaid expenses	2,118	1,380	222
Deposits for office rental, utilities	998	1,945	312
Interest receivable for term deposits	81	7	1
Other receivables	3,139	30,700	4,928

	8,561	35,485	5,696

Other receivable included RMB30,000 (US$4,815) of working capital that was advanced to the general partner in Shouchuang Caifu Ninetowns. The advance was non-interest bearing and was repaid in January 2013.

REAL ESTATE PROPERTY UNDER DEVELOPMENT	12 Months Ended
Dec. 31, 2012
REAL ESTATE PROPERTY UNDER DEVELOPMENT
7.	REAL ESTATE PROPERTY UNDER DEVELOPMENT

Real estate under development assets of RMB527,702 (US$84,702) is comprised of land acquisition costs of RMB459,599 (US$73,771) and land development costs of RMB68,103 (US$10,931) as of December 31, 2012, which are further broken down as follows:

	December 31, 2012
	(RMB)	(US$)
Dalian	330,707	53,082
Huainan	163,191	26,194
Yizhuang	33,804	5,426

Total	527,702	84,702

Dalian Changzheng acquired the land use rights for two tracts of undeveloped land permitted for commercial and residential use and located in Dalian High and New Technology Industry Park in Dalian, Liaoning Province, China on April 29, 2011. The two tracts of land were purchased for a total consideration, including acquisition costs, of approximately RMB292 million (US$46 million). The commercial land use rights and the residential land use rights will expire in 40 years and 70 years, respectively.

On March 16, 2011, Huainan Ninetowns, a PRC company with a registered capital of RMB10 million was established. Huainan Ninetowns is wholly-owned by Beijing Ninetowns Ports. On March 30, 2011, Huainan Huacheng, a PRC company with a registered capital of RMB8 million was established. Huainan Huacheng is wholly-owned by Huainan Ninetowns.

Huainan Huacheng acquired the land use rights for a plot of undeveloped land permitted for mixed-use and located in Huainan, Anhui Province of China, on April 7, 2011. The land was purchased for a total consideration of approximately RMB258 million (US$41 million). Through December 31, 2012 approximately one half of the total purchase price has been paid, together with associated taxes and closing costs, for a total of RMB140 million. The mixed-use land use rights will expire in 40 years and 70 years (note 10).

On June 28, 2011, Beijing Ninetowns Ports entered into a trust agreement (the “Trust Agreement”) with Zhongcheng Trust Co., Ltd. (“Zhongcheng”). The Trust Agreement was terminated in February 2012 (note 10).

In October 2008, the Company acquired a land use right from Yizhuang Substation of the PRC Country Resources Bureau for RMB30,156. The land use right has a contractual useful life of 50 years. In January 2012, the Company changed the construction planning of Yizhuang to development of mixed-use real estate projects. Accordingly, the net land acquisition cost of RMB27,593 and land development cost of RMB6,211 were reclassified from intangible assets and fixed assets, respectively, to real estate under development.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Buildings	198,450	193,791	31,106
Leasehold improvements	7,930	8,307	1,333
Furniture, fixtures and office equipment	5,405	6,164	989
Computer equipment	29,106	26,211	4,207
Motor vehicles	8,318	9,316	1,495
Agricultural equipment	5,195	11,431	1,835

Total	254,404	255,220	40,965
Less: accumulated depreciation and amortization	(75,139)	(87,828)	(14,097)

Property and equipment, net	179,265	167,392	26,868

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB17,316, RMB16,541, and RMB15,791 (US$2,535), respectively.

INVESTMENTS UNDER COST METHOD	12 Months Ended
Dec. 31, 2012
INVESTMENTS UNDER COST METHOD
9.	INVESTMENTS UNDER COST METHOD

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Global Market	10,463	10,463	1,679
Tophere	1,127	1,127	181

	11,590	11,590	1,860

At December 31, 2012, the Company owned 3,209,815 shares of Global Market Group Limited (“Global Market”) Series A preferred shares. These share amounts reflect a May 2012 1 for 5 reverse stock split by Global Market.

Because the Company cannot exercise significant influence over Global Market, the investment is accounted for under the cost method.

In June 2010, the Company sold 4,942,845 Series A preferred shares (giving effect to the 1 for 5 reverse stock split) for cash consideration of RMB26,448 (US$3,875). The Company recognized a gain of RMB9,186 (US$1,392) on the disposal of the Series A preferred shares in 2010.

In June 2010, Global Market declared a cash payment of special dividends to the holders of its ordinary shares, Series A preferred shares and Series B preferred shares. The Company received dividends of RMB6,164 (US$934), which was included in other income in the consolidated statement of operations.

In November 2011, The Company received dividends of RMB920 (US$146), which is included in other income in the consolidated statement of operations.

In March 2012, The Company received dividends of RMB4 (US$1), which is included in other income in the consolidated statement of operations.

In June 2012, Global Market issued 7,459,550 ordinary shares, resulting in the dilution of the Company’s ownership interest from 3.03% to 3.28%.

In November 2007, the Company entered into an agreement with Hangzhou Tophere Info-Tech Inc. (“Tophere”), a Chinese business to business (“B2B”) food and beverage trade facilitator headquartered in Hangzhou, to acquire a 19.8% equity interest for a cash consideration of RMB4,500. Because the Company cannot exercise significant influence over Tophere, the investment is accounted for under the cost method.

In 2011, an impairment loss of RMB3,373 was recognized due to losses reported by Tophere.

On January 1, 2010, the Company also had a cost investment in GCL Silicon Technology Holdings Inc. (“GCL”) of RMB7,074 (US$1,036). In May 2010, the Company sold part of the investment, and received RMB7,626 (US$1,117). In September 2010, the Company sold the rest of the investment, and received RMB2,306 (US$349). The Company recorded a gain of approximately RMB2,967 (US$450) on the disposal.

INVESTMENTS UNDER EQUITY METHOD	12 Months Ended
Dec. 31, 2012
INVESTMENTS UNDER EQUITY METHOD
10.	INVESTMENTS UNDER EQUITY METHOD

The Investment Trust Plan and Huainan Ninetowns:

In April 2011, the Company acquired the land use rights for a plot of undeveloped land permitted for mixed-use and located in Huainan, Anhui Province of China. The purchase price was approximately RMB258 million (US$39 million) in total of which RMB140 million was paid during the year ended December 31, 2011. The Company intends to develop a mixed-use real estate project tentatively named “Smarter Town” on the land, and also intends to (i) design, develop, construct, market and sell certain retail and residential units, (ii) design and construct an “Internet of Things” exhibition park, and (iii) design and construct a community hospital on such land. The mixed-use land use rights will expire in 40 years and 70 years.

In June 2011, the Company, through its subsidiaries, entered into a series of agreements with respect to certain financing arrangements for the “Smarter Town” project to be developed by Huainan Huacheng, the project company. Pursuant to such agreements, Zhongcheng organized and offered the “2011 Zhongcheng Trust Huainan Ninetowns Investment Trust Plan” (“the Investment Trust Plan”). Pursuant to the terms of the Investment Trust Plan, Zhongcheng issued (i) 150,000,000 preferred trust units for RMB150 million to certain investors and (ii) 160,000,000 ordinary trust units to Beijing Ninetowns Ports, a wholly-owned indirect subsidiary of the Company, in exchange for the assignment by Beijing Ninetowns Ports of certain creditor’s rights for RMB160 million in Huainan Huacheng. To inject the funds raised under the Investment Trust Plan to Huainan Huacheng, Zhongcheng and Beijing Ninetowns Ports entered into a capital increase agreement pursuant to which Zhongcheng made a capital investment of RMB150 million to Huainan Ninetowns, a wholly-owned subsidiary of Beijing Ninetowns Ports and the sole shareholder of Huainan Huacheng. As a result of the capital investment, Zhongcheng and Beijing Ninetowns Ports owned 90% and 10% equity interest, respectively, of Huainan Ninetowns at December 31, 2011. The funds injected to Huainan Ninetowns were injected to Huainan Huacheng through a capital increase by Huainan Ninetowns in December 2011.

In February 2012, the Investment Trust Plan was terminated due to the delay in the development schedule of the “Smarter Town” project. The termination of the Investment Trust Plan was approved at a meeting of the investors who subscribed for the preferred trust units of the Investment Trust Plan and Beijing Ninetowns Ports. As a result of the termination, Zhongcheng transferred the 90% equity interest it held in Huainan Ninetowns to Beijing Ninetowns Ports for no consideration. In addition, Huainan Huacheng repaid the debt of RMB160 million plus interest of approximately RMB13 million to Zhongcheng. The Company intends to continue the development of the “Smarter Town” project and may seek other alternative financing options in the future.

Although the Company through Beijing Ninetowns Ports owned 51.6% of the Investment Trust Plan at December 31, 2011, the non-controlling interest retained veto rights and accordingly the Investment Trust Plan was not consolidated and was instead accounted for using the equity method of accounting. Interest expense related to the Investment Trust Plan during the years ended December 31, 2011 and 2012 was approximately RMB11 million and RMB2 million, respectively.

Subsequent to the termination of the Investment Trust Plan, the land use rights of approximately RMB156.8 million previously recorded in the Trust, were transferred to real estate under development (note 7).

Shouchuang Caifu Ninetowns and Shouchuang Caifu Gengyin:

On October 21, 2011, Beijing Ronghe Zhihui entered into a partnership agreement with Shouchuang Huaxia (Tianjin) Equity Investment Fund Management Co., Ltd. (“Shouchuang Huaxia”) and Shouchuang Caifu Gengyin (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Gengyin”). Pursuant to the partnership agreement, Beijing Ronghe Zhihui and Shouchuang Caifu Gengyin, as the limited partners, and Shouchuang Huaxia, as the general partner, established Shouchuang Caifu Ninetowns (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Ninetowns”), as a limited partnership based in Tianjin, China.

Shouchuang Caifu Ninetowns’s initial capital was expected to be RMB110 million. Through December 31, 2011, Shouchuang Caifu Gengyin and Shouchuang Huaxia each contributed RMB10 million and Beijing Ronghe Zhihui, who is expected to contribute a total of RMB90 million, contributed RMB53 million.

In September 2012, Beijing Ronghe Zhihui contributed an addition of RMB22 million (US$4 million) to Shouchuang Caifu Ninetowns.

In December 2012, Beijing Ronghe Zhihui withdrew RMB10 million (US$2 million) of the capital previously injected to Shouchuang Caifu Ninetowns. As such, Beijing Ronghe Zhihui, who is expected to contribute a total of RMB80 million (US$13 million), has contributed RMB65 million (US$10 million) for a 68.42% equity interest in Shouchuang Caifu Ninetowns as of December 31, 2012. The remaining balance of Beijing Ronghe Zhihui’s capital contribution of RMB15 million, which is at Beijing Ronghe Zhihui’s option, is expected to be contributed by October 31, 2013.

In November 2012, Shouchuang Caifu Gengyin contributed an addition of RMB10 million (US$2 million) to Shouchang Caifu Ninetowns, which increased its investment in Shouchuang Caifu Ninetowns to RMB20 million (US$3 million).

As of December 31, 2011, Beijing Ninetowns Investment had contributed RMB5.94 million of a total commitment of RMB29.7 million for a 29.7% interest in Shouchuang Caifu Gengyin.

In October 2012, Beijing Ninetowns Investment contributed RMB13.96 million (US$2 million) to Shouchuang Caifu Gengyin and increased the total commitment from RMB29.7 million to RMB49.5 million (US$8 million). In December 2012, upon the withdrawal from the partnership of one of the limited partners, Beijing Ninetowns Investment’s interest in Shouchuang Caifu Gengyin increased to 49.5%.

As of December 31, 2012, the Company had a 68.42% direct interest in Shouchuang Caifu Ninetowns and a 10.64% indirect interest in Shouchuang Caifu Ninetowns. As a limited partner, the Company is using the equity method of accounting to account for its investment in Shouchuang Caifu Ninetowns.

On December 21, 2011, Shouchuang Caifu Ninetowns acquired 99% of the equity interests of Binzhou Ruichen Real Estate Development Co., Ltd. (“Binzhou Ruichen”), a limited liability company established in Binzhou, Shandong Province, China. As of December 31, 2011 and 2012, Binzhou Ruichen owns the land use rights for a plot of undeveloped land permitted for residential use and located in Binzhou. The residential land use rights will expire in 70 years.

On June 15, 2012, Beijing Ninetowns Investment acquired a 35% equity interest in Beijing Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd., or Shouchuang Huaxia Ninetowns Real Estate, for RMB3.5 million of which RMB0.7 million was paid as of December 31, 2012. An additional contribution of RMB2.8 million is expected to be paid on June 13, 2014.

On July 16, 2012, Beijing Ninetowns Investment acquired a 22% equity interest in Beijing Juxin Fugao Investment Management Center Limited Partnership, or Beijing Juxin Fugao, for RMB0.132 million.

The Company’s investments in and equity in the earnings (losses) of its equity method investees is as follows for the years ended December 31, 2011 and 2012:

	The Investment Trust Plan (RMB)	Huainan Ninetowns (RMB)	Shouchuang Caifu Ninetowns (RMB)	Shouchuang Caifu Gengyin (RMB)	Shouchuang Huaxia Ninetowns Real Estate (RMB)	Beijing Juxin Fugao (RMB)	Total (RMB)	Total (US$)
Investment balance at January 1, 2011	—	—	—	—	—	—	—	—
Investment contributions	160,000	10,000	53,000	5,940	—	—	228,940	36,747
Equity earnings	1,475	164	—	—	—	—	1,639	263

Investment balance at December 31, 2011	161,475	10,164	53,000	5,940	—	—	230,579	37,010

Investment contributions	—	—	12,000	13,960	700	132	26,792	4,300
Equity losses	—	—	(254)	(66)	(401)	(88)	(809)	(129)
Termination of the Investment Trust Plan and Transfer of the underlying Real Estate to the Company (note 7)	(161,475)	(10,164)	—	—	—	—	(171,639)	(27,550)

Investment balance at December 31, 2012	—	—	64,746	19,834	299	44	84,923	13,631

At December 31, 2012, there are no significant differences between the carrying amounts of the Company’s equity investments and the underlying equity in the investees’ net assets.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Customer lists and relationships	6,131	6,131	984
Completed technology	5,251	5,251	843
Purchased software for internal use	17,200	17,200	2,760
Land use right (note 7)	31,251	1,095	176

Total	59,833	29,677	4,763
Less: Accumulated amortization	(30,575)	(28,715)	(4,609)

Acquired intangible assets, net	29,258	962	154

Amortization expenses for the years ended December 31, 2010, 2011, and 2012 were RMB4,043, RMB3,503, and RMB703 (US$113), respectively.

The following table represents the total estimated amortization of intangible assets for the next five years:

For the Year Ending December 31	Estimated Amortization Expense	Estimated Amortization Expense
	RMB	US$
2013	100	16
2014	100	16
2015	100	16
2016	100	16
2017	100	16

	500	80

OPTION LIABILITIES	12 Months Ended
Dec. 31, 2012
OPTION LIABILITIES
12.	OPTION LIABILITIES

The Company writes call and put options through listed exchanges. When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expired are treated by the Company on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium is deducted from the total purchase price in determining the cost of the underlying security. The Company, as the option writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written options. At December 31, 2012, option liabilities included liabilities for call options of RMB12,273(US$1,970) and put options of RMB71(US$11).

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
13.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts payable and other payables	8,514	17,263	2,771
Salary and wages	7,896	10,130	1,627
Accrued expenses	32	—	—

	16,442	27,393	4,398

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
14.	INCOME TAXES

Ninetowns is a tax exempted company incorporated in the Cayman Islands. No provision for Hong Kong Profits Tax has been made as the subsidiaries incorporated in Hong Kong had no assessable profits earned or derived from Hong Kong during the years ended December 31, 2010, 2011 and 2012. The subsidiaries incorporated in the PRC (other than Hong Kong) are governed by the Income Tax Law of the PRC Concerning Foreign Investment and Foreign Enterprises and various local income tax laws (the “Income Tax Laws”).

On March 16, 2007, the National People’s Congress adopted the 2008 PRC Enterprise Income Tax Law (the “New Income Tax Law”), which went into effect on January 1, 2008. The New Income Tax Law imposes a unified income tax rate of 25% for domestic and foreign enterprises. New and High Technology Enterprise will enjoy a favorable tax rate of 15%. The New Income Tax Law also provides a five-year transitional period for those entities established before March 16, 2007, which enjoy a favorable income tax rate less than 25% under the previous income tax laws, to gradually change their rates to 25%. In addition, the New Income Tax Law provides grandfather treatment for enterprises which were qualified as “New and High Technology Enterprises” under the previous income tax laws and were established before March 16, 2007, if they continue to meet the criteria for New and High Technology Enterprises after January 1, 2008. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws and rules.

The New and High Technology Enterprises status allows qualifying entities to be eligible for a 15% tax rate for three years. At the conclusion of the three year period, the qualifying enterprise has the option to renew its New and High Technology Enterprises status for an additional three years through a simplified application process if such enterprise’s business operations continue to qualify for New and High Technology Enterprises status. After the first six years, the enterprise would have to go through a new application process in order to renew its New and High Technology Enterprises status.

Under the New Income Tax Law, if the PRC subsidiaries and VIE wish to qualify for a preferential rate for years commencing on or after January 1, 2008, they will need to qualify as a “High and New Technology Enterprise Strongly Supported by the State”. Until the PRC subsidiaries and VIE receive official approval for this new status, they will be subject to the statutory 25% tax rate. Furthermore, under the New Income Tax Law a “resident enterprise”, which includes an enterprise established outside of the PRC with management located in the PRC, will be subject to PRC income tax. If the PRC tax authorities determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise under the new tax law, the Company and its subsidiaries registered outside the PRC will be subject to PRC income tax at a rate of 25%.

In 2010, 2011 and 2012, Beijing New Take, Beijing Ninetowns Times, Beijing Ninetowns Investment, Ronghe Tongshang, Beijing Software, Beijing Sky and Dongguan Software were subject to an enterprise income tax rate of 25%. Beijing Ronghe Zhihui and Beijing Ronghe Dianzi were subject to an enterprise income tax rate of 25% in 2011 and 2012.

Beijing Ninetowns Ports was awarded the certificate of “New and High Technology Enterprise” and was taxed at an income tax rate of 15% for the years ended December 31, 2010, 2011 and 2012.

Guangdong Ninetowns was awarded the certificate of “New and High Technology Enterprise” and was taxed at an income tax rate of 15% for the years ended December 31, 2010, 2011 and 2012.

Dalian Changzheng was qualified as a software company in 2011 and was granted preferential EIT rates based on such status. Dalian Changzheng was subject to an income tax rate of 0% for 2011. In 2012, Dalian Changzheng was not qualified as a software company and was subject to an income tax rate of 25%.

Huainan Ninetowns and Huainan Huacheng were subject to an enterprise income tax rate of 25%.

Huaixiang Modern Agriculture was subject to an income tax rate of 25% based on a deemed income equal to 4% of its annual total income in 2011 as determined by the tax authority. In 2012, Huaixiang Modern Agriculture was subject to an enterprise income tax rate of 25%.

During the years ended December 31, 2010, 2011 and 2012, if the Company’s subsidiaries in the PRC had not been awarded tax holidays or had special tax concessions, they would have recorded an additional provision for income taxes totaling RMB838, RMB374 and RMB640(US$103), respectively. Basic net income per share would have been changed to RMB0.32, RMB0.08 and RMB1.80, and diluted net income per share would have been changed to RMB0.32, RMB0.08 and RMB1.65 for the years ended December 31, 2010, 2011, and 2012, respectively.

Income tax expense consisted of the following:

	Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current tax	1,036	855	1,447	233
Deferred tax	(158)	193	(776)	(125)

	878	1,048	671	108

As of December 31, 2011 and 2012, significant temporary differences between the tax basis and financial statement basis of accounting for assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31
	2011	2012	2012
	RMB	RMB	US$
Current deferred tax assets
Short-term deferred revenue	311	1,036	167
Less: valuation allowances	—	—	—

Current deferred tax assets	311	1,036	167

Non-current deferred tax assets
Net operating loss carry forwards	9,413	10,859	1,743
Less: valuation allowances	(9,413)	(10,859)	(1,743)

Non-current deferred tax assets	—	—	—

Non-current deferred tax liabilities
Accelerated depreciation of property and equipment	(51)	—	—

Non-current deferred tax liabilities	(51)	—	—

The Company has operating loss carry forwards totaling RMB44,285(US$7,108) as of December 31, 2012, all of which were from PRC subsidiaries and will expire on various dates through December 31, 2017.

As of December 31, 2011 and 2012, a valuation allowance was provided against deferred tax assets arising from net operating loss carry-forwards. Adjustment will be made to the valuation allowance if events occur in the future that indicate changes in the amount of deferred tax assets that may be realized.

The Company operates through multiple subsidiaries and a VIE and the valuation allowances are considered separately for each subsidiary and the VIE. The Company does not file consolidated tax returns, therefore, losses and deferred taxes from one subsidiary or the VIE may not be used to offset another subsidiary’s or the VIE’s earnings or deferred taxes.

If the Company were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong Special Administrative Region, the withholding tax would be 5%.

Aggregate undistributed earnings of the Company’s subsidiaries and its VIE located in the PRC of approximately RMB553,727 and RMB554,561(US$89,013) at December 31, 2011 and 2012 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have clarified that distributions made out of pre-January 1, 2008 retained earnings will not be subject to the withholding tax.

A reconciliation between income tax expense (benefit) computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2010	2011	2012
PRC statutory income tax	25.0%	25.0%	25.0%
Expenses not deductible for tax purposes	18.1%	5.6%	5.7%
Permanent differences	(32.1%)	(8.4%)	(28.0%)
Tax exemption and tax relief granted to PRC subsidiaries	(1.0%)	(8.0%)	(0.9%)
Effect on deferred taxes due to changes in tax rates under the new law for certain subsidiaries	(3.5%)	(8.8%)	(0.8%)

	6.5%	23.0%	1.0%

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	RMB	US$
Balance at January 1, 2011	5,387	865
Additions based on tax position related to the current year	208	33
Reversal based on tax positions related to the current year	—	—

Balance at December 31, 2011	5,595	898

Additions based on tax position related to the current year	226	36
Reversal based on tax positions related to the current year	—	—

Balance at December 31, 2012	5,821	934

The Company does not anticipate any significant change within 12 months of this reporting date to its uncertain tax positions that relate primarily to 2009 inter-company distributions. Interest and penalties recognized in the statement of operations and current liabilities were not significant in 2009, 2010 and 2011.

DEFERRED SUBSIDIES	12 Months Ended
Dec. 31, 2012
DEFERRED SUBSIDIES
15.	DEFERRED SUBSIDIES

During the year ended December 31, 2011 and 2012, Dalian Changzheng received grants of RMB240,240 and RMB35,960(US$5,772), respectively, from the government of China. This grant was initially deferred when received and will be used for research and development related to certain software and system development projects which were approved by the government. Upon the completion of the projects, the government grant will be recognized as either other income or as an offset to relevant research and development expenses.

There are no contingencies related to the grants.

OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2012
OTHER TAXES PAYABLE
16.	OTHER TAXES PAYABLE

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Individual income tax withholding	109	139	22
Business tax payable	2,011	1,609	259
Value added taxes payable (recoverable), net	(602)	(269)	(43)
Property tax	19	21	3

	1,537	1,500	241

During the years ended December 31, 2010, 2011 and 2012, the Company’s subsidiaries in the PRC (other than Hong Kong) are subject to a 17% value added tax on revenues from the sales of hardware to customers, and business taxes and value added taxes at the rates of 5% and 3% on service revenues from software development and sales of software prior to September 2012, respectively. Effective September 1, 2012, the Company’s service revenues from software development are subject to a 6% value added tax. Value added taxes payable for hardware sales is reported net of value added taxes paid for inventory purchases. VAT on food sales and services is applicable at various rates, from 0% for self-grown products sales, to 13% and 17% for other goods and products. The Company is also required to withhold PRC individual income taxes on employees’ payroll for remittance to the tax authorities. In addition, the Company’s land use rights are subject to property tax.

TREASURY SHARES	12 Months Ended
Dec. 31, 2012
TREASURY SHARES
17.	TREASURY SHARES

In August 2011, the Company announced a US$5 million share repurchase program. The repurchase of the ADSs will be made in the open market depending on market conditions and other factors as well as subject to relevant rules under United States securities regulations. The repurchases are intended to qualify for the safe harbor provided by Rule 10b-18 under the Securities Exchange Act of 1934, as amended. The program does not obligate Ninetowns to acquire any particular number of ADSs and may be suspended, modified or discontinued at any time. The share repurchase program will be funded by the Company’s available working capital. Any shares of common stock repurchased under the program will be returned to the treasury.

During the year ended December 31, 2012, 3,900 shares of the Company’s common stock were repurchased in accordance with the program at a cost of US$5.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
18.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator used in basic income per share:
Income from continuing operations before non-controlling interest	12,723	3,510	68,552	11,003
Loss from discontinued operations attributable to the Company	(398)	—	—	—
Net loss attributable to the non-controlling interest	—	15	(3)	—

Net income attributable to the Company	12,325	3,525	68,549	11,003

Shares (denominator):
Weighted average ordinary shares outstanding	35,800,428	37,443,657	37,780,134	37,780,134
Plus: incremental shares from vesting of restricted shares	1,491,106	3,021,792	3,312,566	3,312,566

Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	37,291,534	40,465,449	41,092,700	41,092,700

Income from continuing operations per share – basic	0.35	0.09	1.81	0.29

Income from continuing operations per share – diluted	0.34	0.09	1.67	0.27

Loss from discontinued operations per share – basic	(0.01)	—	—	—

Loss from discontinued operations per share – diluted	(0.01)	—	—	—

Net income attributable to the Company per share – basic	0.34	0.09	1.81	0.29

Net income attributable to the Company per share – diluted	0.33	0.09	1.67	0.27

American Depository Receipts held by the Company to facilitate cashless exercises of vested employee stock options and non-vested shares for 1,253,673 and 976,542 ordinary shares have been excluded from shares issued and outstanding as of December 31, 2011 and 2012. There were no such shares excluded as of December 31, 2010.

The Company had 5,595,664, 4,396,023 and 3,990,108 ordinary share equivalents outstanding, that could potentially dilute basic income per share in the future, which were excluded in the computation of diluted income per share in 2010, 2011 and 2012, respectively, as their effect would have been anti-dilutive.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES
19.	RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2011, the amounts due from related parties of RMB1,248, represents advances from Beijing Ninetowns Ports to its then equity method investee, Huainan Huacheng (note 10).

As of December 31, 2012, the amount due from related parties of RMB10,070 (US$1,617), consists of RMB10,000 (US$1,606) of Ronghe Zhihui’s receivable from Shouchuang Caifu Ninetowns for the capital that Ronghe Zhihui withdrew in December 2012 and RMB67 (US$11) of social insurance paid by Beijing Ninetowns Ports for Beijing Shouchuang Huaxia Ninetowns Real Estate. The RMB10,000 (US$1,606) was repaid in January 2013.

As of December 31, 2012, the amount due to related parties of RMB6,140 (US$986), mainly represents RMB5,730 (US$921) of real estate construction fees payable by Dalian Changzheng to Beijing Aviation Wanyuan Construction Company Limited, which is a wholly-owned subsidiary of Aviation Wanyuan and RMB405 (US$65) of staff salaries that Aviation Wanyuan paid on behalf of Dalian Changzheng. Aviation Wanyuan owns a 30% equity interest in Dalian Changzheng, which is a 70%-owned subsidiary of the Company.

As of December 31, 2012, advances from customers included RMB1,566 (US$207) of advances from Aviation Wanyuan to Beijing Sky for food sales.

During the year ended December 31, 2012, Beijing Sky recorded RMB505 (US$81) of revenues from food sales to Aviation Wanyuan.

All advances are non-interest bearing and due on demand.

SHARE OPTION PLANS	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLANS
20.	SHARE OPTION PLANS

The 2003 Plan

The Company’s 2003 Plan (the “2003 Plan”) allows the Company to issue options to employees and directors to acquire 2,574,400 of the Company’s ordinary shares. The 2003 Plan will expire on November 7, 2013.

As of December 31, 2011 and 2012, options to purchase 1,106,279 and 1,095,279 ordinary shares were outstanding, respectively, under the 2003 Plan. As of December 31, 2011 and 2012, there were 628,929 and 627,429 options, respectively, available under the 2003 Plan for future grants.

The 2004 Plan (as amended)

Under the Amended and Restated 2004 Plan (the “2004 Plan, as amended”), the Company may grant options to its employees that are exercisable for up to 4.3 million ordinary shares at prices to be determined by the Company’s Board of Directors. The 2004 Plan, as amended, also permits the Company to grant share appreciation rights, restricted share awards, and performance awards. The 2004 Plan, as amended, will automatically terminate in ten years from the date of adoption unless the Company terminates it earlier.

On February 10, 2010, Ninetowns granted options to certain employees to purchase 976,500 ordinary shares at an exercise price of RMB11 (US$1.6) per ordinary share, which was the average closing fair market value of the Company’s ordinary shares for the month before the grant date. The options will vest over four years at 25% per year from the grant date. Any options granted but not exercised will expire on February 10, 2020.

There were no options granted in 2011 and 2012 under the 2004 Plan, as amended.

As of December 31, 2011 and 2012, options to purchase 2,605,506 and 2,509,873 ordinary shares were outstanding, respectively.

The fair value of the option awards granted in 2010 was estimated on the respective dates of grant using a dividend adjusted Black - Scholes pricing model that uses the assumptions noted in the following table:

Options grants
Weighted average risk-free rate of return	3.15%
Weighted average expected option life	6.25 years
Weighted average volatility rate	63%
Weighted average dividend yield	0%

The risk-free rate of interest was based on the market yield of China Sovereign Bond Denominated in USD with maturity nearest to the expected term as of the valuation date. No dividend is expected to be paid in the future. The expected life of the option is derived using the mid-point method, which is calculated as the period between the grant date and the expected exercise date.

On February 10, 2010, Ninetowns granted 585,771 nonvested shares to certain employees that vest over one year at 25% per three month period from the grant date.

As of December 31, 2011, 92,304 nonvested shares were outstanding. As of December 31, 2012, no nonvested shares were outstanding.

As of December 31, 2011 and 2012, 698,441 and 797,824 share-based instruments were available under the 2004 Plan, as amended, for future grants.

The 2006 Plan

In December 2005, the Company’s shareholders approved the 2006 stock incentive plan (the “2006 Plan”) which allows the Company to offer a variety of share-based awards to employees and employees of the Company’s affiliates and subsidiaries including share options, restricted shares, and other similar awards. The exercise price must be at least equal to 100% of the fair market value of the ordinary shares on the grant date. The 2006 Plan will be automatically terminated in 2015.

On February 10, 2010, Ninetowns granted 2,213,824 nonvested shares to certain employees. 1,443,912 nonvested shares vest over one year at 25% per three month period from the grant date, and 769,912 nonvested shares vest over four years at 25% per year from the grant date.

As of December 31, 2011 and 2012, 577,434 and 384,956 nonvested shares were outstanding.

A summary of the share options and nonvested shares activities is as follows:

	Years Ended December 31,
	2010		2011		2012
Share options	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number average of options	Weighted exercise price
		RMB		RMB		RMB
Outstanding at beginning of year	3,320,311	25	4,124,472	22	3,711,785	22
Granted	976,500	11	—	—	—	—
Exercised	—	—	—	—	—	—
Cancelled	(172,339)	18	(425,187)	28	(106,633)	18
Adjustment	—	—	12,500	26	—	—

Outstanding at end of year	4,124,472	22	3,711,785	22	3,605,152	26

Exercisable at end of year	2,125,918	33	2,439,744	27	2,934,952	24

Nonvested Option	Number of option	Weighted-average exercise price
		RMB
Nonvested at January 1, 2012	1,259,541	11
Granted	—	—
Vested	(549,441)	11
Cancelled	(39,900)	11

Nonvested at December 31, 2012	670,200	11

Nonvested Shares	Shares	Weighted-average grant-date fair value
		RMB
Nonvested at January 1, 2012	669,738	12
Granted	—	—
Vested	(281,031)	14
Forfeited	(3,751)	21

Nonvested at December 31, 2012	384,956	11

The total intrinsic value of options exercised during each of the years ended December 31, 2010, 2011, and 2012 was RMB nil. As of December 31, 2012, the aggregate intrinsic value of both options outstanding and options exercisable was RMB382.

The outstanding options as of December 31, 2012 have the following characteristics:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life	Fair value per share at grant date	Weighted average exercise price	Number exercisable	Weighted average exercise price
			(RMB)		(RMB)
1,095,279	0.875	RMB0.297 (HK$0.286)	26	1,095,279	26
361,859	2.167	RMB40.42 (US$4.896)	71	361,859	71
151,714	5.099	RMB11.63 (US$1.619)	22	151,714	22
1,311,800	6.496	RMB6.49 (US$0.947)	10	983,850	10
684,500	8.083	RMB6.72 (US$0.991)	11	342,250	11

3,605,152	5		22	2,934,952	24

As of December 31, 2012, the unrecognized share-based compensation cost related to options was approximately RMB523 and is expected to be recognized over a weighted average vesting period of 0.8 years. As of December 31, 2012, the unrecognized share-based compensation cost related to nonvested share-based compensation arrangements was approximately RMB602 and is expected to be recognized over a weighted-average vesting period of 1.1 years.

The amounts of share-based compensation attributable to cost of revenues, sales and marketing, general and administrative expenses, and research and development included in those line items in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	8	21	(13)	(2)
Sales and marketing	607	347	11	2
General and administrative	26,741	4,127	900	144
Research and development	4,354	2,632	1,178	189

Total share-based compensation expense	31,710	7,127	2,076	333

At December 31, 2012, 976,542 of the Company’s ordinary shares were reserved for future share option exercises.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
21.	COMMITMENTS

The Company has operating lease agreements principally for its office properties in the PRC. The leases have remaining terms ranging from 12 to 24 months except for one land lease which is due in 2022. The leases are renewable subject to negotiation. Rental expense was RMB3,867, RMB3,243 and RMB3,570 (US$573), for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 are as follows:

Years ending December 31,	RMB	US$
2013	2,276	365
2014	907	146
2015	374	60
2016	282	45
2017	290	47
thereafter	1,351	217

Total	5,480	880

The Company has entered into franchise agreements to undertake marketing, distribution and service activities. Under these agreements, the Company is obligated to provide advertising, training and telephone support associated with its software licenses and products. Other than as disclosed herein, the Company did not have any significant outstanding obligations or commitments at December 31, 2012.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
22.	SEGMENT INFORMATION

The Company has four operating segments: enterprise software and related maintenance services segment, software development services segment, B2C e-commerce and real estate development. The enterprise software and related maintenance services segment is engaged in the development, distribution and sale of software products, the provision of customer maintenance services to end users, and the research and development of new enterprise software. The software development services segment is responsible for the development and integration of software in accordance with the customers’ specifications and requirements. The B2C e-commerce consists of food and grocery sales and services and targets Chinese consumers. The real estate development segment includes real estate development operations, which through December 31, 2012 has not generated any revenues.

For financial reporting purposes, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Chief Executive Officer. Segment information provided to the chief operating decision maker is prepared using the accounting principles and the relevant financial regulations applicable to enterprises with foreign investment as established by the Ministry of Finance in the PRC (“PRC GAAP”). The principal differences between PRC GAAP and US GAAP as they relate to the Company are primarily (i) revenue recognition from the sale of enterprise software, (ii) the classification of the PRC value added tax refund, and (iii) the recognition of share-based compensation expenses.

The Company’s reportable segments offer different products and services. Each reportable segment is assigned a member of senior management who has knowledge about the products and services, specific operational risks, and opportunities associated with the segment.

The following is a summary of financial information relating to the Company’s three revenue generating segments expressed under PRC GAAP:

	Year Ended December 31, 2010
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total
	RMB	RMB	RMB	RMB
Net revenues	45,448	24,546	5,448	75,442

Gross profit (loss)	45,448	13,673	(1,462)	57,659

	Year Ended December 31, 2011
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total
	RMB	RMB	RMB	RMB
Net revenues	56,677	5,963	8,239	70,879

Gross profit (loss)	56,677	3,703	(213)	60,167

	Year Ended December 31, 2012
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total	Total
	RMB	RMB	RMB	RMB	US$
Net revenues	64,074	7,481	23,112	94,667	15,196

Gross profit	64,074	5,103	4,749	73,926	11,866

The Company does not allocate operating expenses to individual segments when making decisions about allocating resources to the segments and assessing their performance.

The following is a reconciliation of the amounts presented for the Company’s three revenue generating segments under PRC GAAP to the consolidated totals reported under US GAAP:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues under PRC GAAP	75,442	70,879	94,667	15,196
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	2,983	3,764	(4,833)	(776)
PRC value added tax refund	482	573	553	89

Total net revenues under US GAAP	78,907	75,216	90,387	14,509

Gross profit under PRC GAAP	57,659	60,167	73,926	11,866
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	2,983	3,764	(4,833)	(776)
PRC value added tax refund	1,219	573	553	89
Share-based compensation expenses	(8)	(21)	13	3

Gross profit under US GAAP	61,853	64,483	69,659	11,182
Operating expenses	(124,474)	(106,048)	(110,553)	(17,745)

Loss from operations	(62,621)	(41,565)	(40,894)	(6,563)
Interest income	3,686	1,922	5,718	917
Gain on sales of short-term investments	65,146	32,689	113,644	18,241
Change in fair value of marketable options	(18,211)	7,252	(16,094)	(2,583)
Gain (loss) on investments under cost method	12,153	(3,373)	—	—
Income from equity method investments	—	1,639	(857)	(138)
Other income	13,448	5,994	7,706	1,237

Income before income tax expense	13,601	4,558	69,223	11,111

The Company does not allocate assets to individual segments when making decisions about allocating resources to the segments and assessing their performance.

CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS AND RISKS
23.	CONCENTRATIONS AND RISKS

Customers Concentrations

Details of customers accounting for 10% or more of net revenues are as follows:

	Years Ended December 31,
Customer	2010	2011	2012
A	21%	34%	25%
B	12%	16%	18%

Foreign currency risk—RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of the RMB into foreign currencies. The value of the RMB is subject to changes in PRC government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. RMB balances in cash and cash equivalents and term deposits of the Company included RMB214,970 at December 31, 2011 and RMB146,048 (US$23,442) at December 31, 2012.

Equity price risk—The Company is exposed to equity price risk as a result of its investments in equity securities and written options. Equity price risk results from changes in the level or volatility of equity prices, which affect the value of equity securities, or instruments that derive their value from such securities. The Company attempts to mitigate its exposure to such risks by not limiting its investment to any one security or index.

Concentration of credit risk—Financial instruments that potentially expose the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, trade receivables, and term deposits. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. Short-term investments are traded through highly rated equity security brokers. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
24.	EMPLOYEE BENEFIT PLANS

Employees of the Company located in the PRC (other than Hong Kong) are covered by the retirement plans defined by local practice and regulations, which are essentially defined contribution plans. The calculation of contributions for the eligible employees is based on 20% of the applicable payroll costs. Certain employees of the Company who are located in Hong Kong have joined the Mandatory Provident Fund (“MPF”) Scheme which is also a defined contribution plan. The contribution to the MPF Scheme is calculated based on the rules set out in the MPF Ordinance in Hong Kong which is 5% of the relevant income of the employee with a specific ceiling. The expenses recorded by the Company related to these defined contribution plans were RMB3,249, RMB3,443, and RMB5,388 (US$865) for the years ended December 31, 2010, 2011, and 2012, respectively.

In addition, the Company is required by PRC law to contribute approximately 10%, 1%, and 1.1% of applicable salaries of certain employees for medical, unemployment benefits, and workers compensation, respectively. The PRC government is directly responsible for the payments of the benefits to these employees. The amounts contributed were RMB1,797, RMB2,074, and RMB3,356 (US$539) for the years ended December 31, 2010, 2011 and 2012, respectively.

CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
25.	CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

As stipulated by the relevant laws and regulations in the PRC, the Company’s subsidiaries and VIE in the PRC are required to maintain a non-distributable statutory reserve. Appropriations to the statutory reserve are required to be made at not less than 10% of profit after taxes as reported in these entities’ statutory financial statements prepared under PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the statutory reserve is accumulated to 50% of these entities registered capital, these entities can choose not to provide additional reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and an increase in the registered capital of these entities. Amounts contributed to the statutory reserve were RMB78,478 and RMB79,312 (US$12,730) as of December 31, 2011 and 2012, respectively.

RMB843 and RMB834 (US$134) were appropriated from net income to statutory reserves by Ninetown’s subsidiaries in the PRC for the years ended December 31, 2011 and 2012, respectively.

Relevant PRC Statutory laws and regulations permit payments of dividends by Ninetown’s PRC subsidiaries and VIE only from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the statutory reserve requires annual appropriations of 10% of after-tax profit to be set as aside prior to the payment of dividends. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE are restricted in their abilities to transfer funds to the Company in the form of dividends, loans or advances. Total restricted net assets of the Company’s consolidated PRC subsidiaries and VIE were RMB553,727 and RMB554,561 (US$89,103) as of December 31, 2011 and 2012, respectively.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
26.	SUBSEQUENT EVENT

On March 6, 2013, a complaint was filed in Huainan Intermediate People’s Court against the Company’s Chief Executive Officer, Beijing Ninetowns Ports, Huainan Ninetowns Suitable Estate and Huainan Huacheng by Manere Development Limited. The complaint alleges breach of contract and claims RMB46 million (US$7.8 million) and 25% ownership of Huainan Huacheng. The first hearing is to be held on May 30, 2013. Based on a review of the lawsuit, management believes that the allegations are without merit and intends to vigorously defend the claim.

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands, except share and per share data)

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	86,769	103,561	16,623
Investment in available-for-sale securities	225,488	269,235	43,215
Prepaid expenses and other current assets	95	420	67
Amounts due from subsidiaries	357,190	357,073	57,314

Total current assets	669,542	730,289	117,219
Investments in subsidiaries	283,585	285,210	45,779

TOTAL ASSETS	953,127	1,015,499	162,998

LIABILITIES AND SHAREHOLDERS’ EQUITY
Option liabilities	7,932	12,344	1,981
Other payables	3,206	7,572	1,216
Amounts due to subsidiaries	6,569	6,574	1,055

Total current liabilities	17,707	26,490	4,252

Shareholders’ equity:
Ordinary shares, par value RMB0.027 (HK$0.025) per share:
8,000,000,000 shares authorized; 37,538,161 shares issued and outstanding in 2011 and 37,815,292 shares issued and outstanding in 2012, respectively	982	988	159
Additional paid-in capital	923,829	925,870	148,612
Retained earnings	57,746	126,295	20,271
Accumulated other comprehensive loss	(47,137)	(64,144)	(10,296)

Total shareholders’ equity	935,420	989,009	158,746

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	953,127	1,015,499	162,998

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENTS OF OPERATIONS

(In thousands, except share and per share data)

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Selling and marketing expenses	—	—	—	—
General and administrative expenses	(17,064)	(23,845)	(27,205)	(4,367)

Loss from operations	(17,064)	(23,845)	(27,205)	(4,367)
Interest income	2	1	1	—
Gain on sales of short-term investments	59,452	32,637	112,960	18,131
Change in fair value of marketable options	(18,211)	7,252	(16,094)	(2,583)
Other income	1,979	—	444	71

Income before equity in earnings of subsidiaries	26,158	16,045	71,106	11,252
Equity in losses of subsidiaries	(13,833)	(12,520)	(1,557)	(249)

Net income	12,325	3,525	68,549	11,003

Net income per share
Basic	0.34	0.09	1.81	0.29
Diluted	0.33	0.09	1.67	0.27
Weighted average shares used in computation:
Basic	35,800,428	37,443,657	37,780,134	37,780,134
Diluted	37,291,534	40,465,449	41,092,700	41,092,700

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENT OF COMPREHENSIVE INCOME

(In thousands, except share and per share data)

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net income	12,325	3,525	68,549	11,003
Foreign currency translation loss	(10,572)	(15,004)	(2,370)	(380)
Unrealized (loss) gain on available-for-sale securities	(7,063)	(9,053)	(14,637)	(2,349)

Comprehensive income (loss)	(5,310)	(20,532)	51,542	8,274

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

STATEMENTS OF CHANGES IN EQUITY

(In thousands, except share and per share data)

	Ordinary Shares			Additional paid-in capital		Treasury Stock		Retained Earnings			Accumulated Other Comprehensive Loss
	Shares	Amount				Shares	Amount					Total
		RMB		RMB			RMB	RMB			RMB	RMB
Balance as of January 1, 2010	35,118,556		929		885,045	—	—		41,896		(5,445)		922,425
Issuance of ADR shares for the exercise of employee share options	1,624,276		36		(36)	—	—		—		—		—
Net income	—		—		—	—	—		12,325		—		12,325
Foreign currency translation adjustments	—		—		—	—	—		—		(10,572)		(10,572)
Employee share options compensation	—		—		31,710	—	—		—		—		31,710
Unrealized gain on available-for-sale securities	—		—		—	—	—		—		(7,063)		(7,063)

Balance as of December 31, 2010	36,742,832		965		916,719	—	—		54,221		(23,080)		948,825
Issuance of ADR shares for the exercise of employee share options	795,329		17		(17)	—	—		—		—		—
Net income	—		—		—				3,525		—		3,525
Foreign currency translation adjustments	—		—		—	—	—		—		(15,004)		(15,004)
Employee share options compensation	—		—		7,127	—	—		—		—		7,127
Unrealized loss on available-for-sale securities	—		—		—	—	—		—		(9,053)		(9,053)

Balance as of December 31, 2011	37,538,161		982		923,829	—	—		57,746		(47,137)		935,420
Purchase of treasury stock	(3,900)		—		(29)	3,900	—						(29)
Issuance of ADR shares for the exercise of employee share options	281,031		6		(6)	—	—						—
Net income									68,549				68,549
Foreign currency translation adjustments											(2,370)		(2,370)
Employee share options compensation					2,076								2,076
Unrealized loss on available-for-sale securities											(14,637)		(14,637)

Balance as of December 31, 2012	37,815,292		988		925,870	3,900	—		126,295		(64,144)		989,009

		US$	159	US$	148,612		—	US$	20,271	(US$	10,296)	US$	158,746

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENTS OF CASH FLOWS

(In thousands, except share and per share data)

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	12,325	3,525	68,549	11,003
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	13,833	12,520	1,557	250
Gain from short sale of stock options	(43,788)	(37,942)	(94,027)	(15,092)
(Gain) loss from sale of available-for-sale securities	2,823	—	—	—
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(48)	478	(326)	(52)
Other payables	1,993	1,279	4,380	702
Amounts due to subsidiaries	5,998	920	4	1

Net cash used in operating activities	(6,864)	(19,220)	(19,863)	(3,188)

Cash flows from investing activities:
Purchase of available-for-sale securities	(231,132)	(332,132)	(767,590)	(123,207)
Proceeds from sales of available-for-sale securities	151,440	282,814	706,278	113,365
Proceeds from short sale of options	37,594	59,006	77,921	12,507
Cover short or assignment of option liabilities	(931)	(17,393)	20,613	3,309
Decrease in amounts due from subsidiaries	37,954	971	175	29

Net cash provided by (used in) investing activities	(5,075)	(6,734)	37,397	6,003
Cash flows from financing activities:
Repurchase of common stock			(29)	(5)
Net cash provided by financing activities	—	—	(29)	(5)

Effect of exchange rate changes on cash	(5,197)	(4,969)	(713)	(114)

Net increase (decrease) in cash and cash equivalents	(17,136)	(30,923)	16,792	2,696
Cash and cash equivalents at the beginning of the year	134,828	117,692	86,769	13,927

Cash and cash equivalents at the end of the year	117,692	86,769	103,561	16,623

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

Notes to Schedule I:

Basis of preparation

The parent-company condensed financial information of Ninetowns is prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that Ninetowns uses the equity method to account for its investments in subsidiaries.

Amounts due from and due to subsidiaries

Amounts due from subsidiaries represents amounts loaned to subsidiaries for their investments in the Company’s PRC subsidiaries. Amounts due from subsidiaries are non-interest bearing, unsecured and do not have specified payment terms. Amounts due to subsidiaries are payable within one year.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation

Basis of presentation—The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). All amounts in the accompanying consolidated financial statements and the related notes are expressed in Renminbi (“RMB”). The amounts expressed in United States dollars (“US$”) are presented solely for the convenience of the readers and are translated at a rate of RMB6.2301 to US$1, the approximate rate of exchange at December 31, 2012. Such translations should not be construed to be the amounts that would have been reported under US GAAP.

Basis of consolidation

Basis of consolidation—The consolidated financial statements include the financial statements of Ninetowns and its subsidiaries and VIE. All significant intercompany transactions and balances are eliminated on consolidation.

Use of estimates

Use of estimates—The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for doubtful accounts, estimated costs to complete in a percentage of completion arrangement, estimated useful lives and impairment of acquired intangible assets, valuation allowance for deferred tax assets and fair values of derivatives.

Cash and cash equivalents

Cash and cash equivalents—Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and have remaining maturities of three months or less when purchased.

Restricted cash	Restricted cash—The Company’s restricted cash is related to deposits required by certain customers for software development services provided by the Company.
Short-term investments

Short-term investments—To enable the Company to better manage its assets for long-term growth, the Company periodically invests its excess cash in highly liquid equity securities. In addition, from time to time the Company may write call and put options through listed exchanges as part of its investment strategy. The Company’s investment committee approves the investment policy covering the investment parameters to be followed with the primary goals being the safety of principal and maintaining the liquidity of funds. Short-term investments are comprised of marketable equity securities, which are classified as trading and available-for-sale. Marketable securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with realized and unrealized gains and losses recognized in earnings. Short-term investments classified as available for sale are stated at fair values. Unrealized gains or losses on available-for-sale securities from the changes in fair value are recorded in equity as other comprehensive income (loss). Realized gains or losses, based upon the specific identification method, on the disposal of available-for-sale securities are recorded in earnings.

The Company reviews investments in available-for-sale securities as of each balance sheet date for other-than-temporary declines in fair value. If the Company determines that a decline in fair value is other-than-temporary (OTTI), accumulated unrealized loss is accounted for as realized loss and included in earnings. No OTTI losses were recorded during the years ended December 31, 2010, 2011 and 2012.

Derivative financial instruments, consisting of written call and put options (option liabilities), are initially recorded at fair value and are re-valued at each reporting date, with changes in fair value included in earnings.

Term deposits consist of deposits placed with financial institutions with remaining maturities of greater than three months but less than one year.

Inventories

Inventories—Inventories, consisting of computer accessories, food products and related consumables, are stated at the lower of cost or market price. Cost is determined by the first in first out method. Provision for diminution in value on inventories is made using the specific identification method. No inventory provisions were made in 2010, 2011 and 2012.

Trade receivables and allowance for doubtful accounts

Trade receivables and allowance for doubtful accounts—Trade receivables mainly represents amounts earned and collectible from customers. The Company provides an allowance for doubtful accounts based on its aging analysis of trade receivables, customers’ credit-worthiness, past collection history, and changes in customers’ payment terms. The Company also provides a specific allowance if there is strong evidence that indicates the trade receivables are uncollectible, and writes off such trade receivables and specific allowance within one year if circumstances are not improved. Trade receivables in the consolidated balance sheet are net of such allowance.

Changes in the allowance for doubtful accounts were as follows for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at January 1,	31,416	34,001	4,378	703
Allowance for doubtful debts	2,585	—	23	4
Recovery of accounts previously allowed	—	(6,841)	(2,465)	(396)
Write offs	—	(22,782)	(245)	(39)

Balance at December 31,	34,001	4,378	1,691	272

Real estate property under development

Real estate property under development—The Company capitalizes the planning, entitlement, construction, development and interest costs associated with its various real estate projects. Costs that are not capitalized are expensed as incurred. A real estate development project is substantially complete upon the cessation of construction and development activities.

In 2012, the Company capitalized RMB33,684 (US$5,407) of costs related to its real estate projects.

Property and equipment

Property and equipment—Property and equipment are recorded at cost less accumulated depreciation, amortization and provision for impairment loss. Depreciation and amortization are provided on a straight-line basis over the estimated useful lives of the assets. Estimated useful lives of property and equipment are as follows:

Buildings	20 years
Agricultural equipment	10 years
Leasehold improvements	shorter of lease term or 5 years
Furniture, fixtures and office equipment	3-5 years
Computer equipment	3-5 years
Motor vehicles	5 years

Acquired intangible assets

Acquired intangible assets—Acquired intangible assets, which consist primarily of customer relationships, buyer database, completed technology, purchased software for internal use and land use right, are carried at cost, less accumulated amortization and provision for impairment loss.

Amortization is calculated on a straight-line basis over the expected useful life of the assets of five years, except for the land use right which is amortized over fifty years. Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB4,043, RMB3,503 and RMB703 (US$113), respectively.

Impairment of long-lived assets

Impairment of long-lived assets—The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company adjusts the carrying value of the asset based on the fair value and recognizes an impairment loss. Fair value is estimated using expected discounted future cash flows. No impairment charge was recorded for the years ended December 31, 2010, 2011, 2012.

Investments under cost method

Investments under cost method—For investment in an investee over which the Company does not have significant influence, the Company carries the investment at cost adjusted for other-than-temporary declines in fair value, and recognizes income when receiving dividends from distributions of the investee’s earnings. The Company reviews its investments under cost method for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. No impairment charge was recorded for the years ended December 31, 2010 and 2012. Impairment loss recognized in the year ended December 31, 2011 was RMB3,373.

Investments under equity method

Investments under equity method—Investments in unconsolidated companies, limited partnerships and trusts in which the Company has significant influence but less than a controlling interest, or is not the primary beneficiary, are accounted for under the equity method of accounting and, accordingly, are adjusted for capital contributions, distributions and the Company’s equity in net earnings or loss of the entity.

Treasury shares

Treasury shares—The Company repurchases its common stock in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in shareholders’ equity.

As of December 31, 2012, the Company had repurchased 3,900 shares of common stock.

Income taxes

Income taxes—Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forward and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities.

The Company recognizes the impact of an uncertain income tax position on the income tax return at the largest amount that is more likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company recognizes interest and penalties related to uncertain tax benefits as a component of income tax expense. The Company’s tax years from 2003 to 2012 are subject to examination by the tax authorities.

Revenue recognition

Revenue recognition—The Company’s revenue is derived from three primary sources: (i) sale of enterprise software and related customer maintenance services; (ii) software development services; (iii) B2C e-commerce and, through September 2010, catering services.

Revenue from the sale of enterprise software and related customer maintenance service is recognized when there is evidence of an arrangement, the delivery or service has occurred, the fee is fixed or determinable, and collectability is probable. As the Company does not have vendor-specific objective evidence to establish the fair values of the undelivered elements, the Company recognizes revenue from sales of enterprise software and maintenance service on a straight-line basis over the service period which is typically no more than 12 months.

For certain customers, the Company installs the software at the customer’s place of business and charges the customer a fixed fee based on actual usage of the software. Accordingly, the Company recognizes the related revenue when the customer uses the software. The cost to install the software has historically been insignificant.

Revenues from software development services requiring significant production, modification, or customization of the software are recognized over the installation and customization period based on the percentage of completion method, which is measured principally by the percentage of actual hours incurred to date for each contract to the estimated total hours to be incurred for each contact at completion.

Certain revenue from software development services also includes hardware procurement under customer’s request. Since the Company does not have vendor-specific objective evidence to allow for separating various components of such software development service contracts, the Company recognizes such revenues when all components under the contracts are delivered and the project is completed upon the receipt of a written acceptance from the customer.

Revenues from B2C e-commerce are generally recognized upon delivery and through September 2010, revenues from catering services were generally recognized when the catering services were provided.

With the exception of rebates of value added tax on sales of software and related maintenance services (“VAT rebate”) received from the Chinese tax authorities as part of the PRC government’s policy of encouraging software development in the PRC, the Company reports revenue net of business tax. The VAT rebate was RMB482, RMB573 and RMB553 (US$89) during 2010, 2011 and 2012, respectively. Pursuant to certain PRC rules relating to value-added tax, Beijing Ninetowns Ports is entitled to a rebate of value-added tax paid, at a rate of 14% of the sales value for self-developed software products, excluding revenues from maintenance services and upgrade rights that are sold separately.

Cost of revenue

Cost of revenue—Cost of revenue includes procurement costs for products sold, and direct costs associated with the delivery of software development and maintenance services, and food related products and services, including salaries, employee benefits and overhead costs associated with employees providing the related services.

Research and development costs

Research and development costs—Research and development expenses include payroll, employee benefits and other costs associated with product development. Technological feasibility for the Company’s software products is reached shortly before the products are released for production. Cost incurred after technological feasibility has historically been immaterial. Accordingly, the Company expenses all research and development costs when incurred.

Advertising costs

Advertising costs—Advertising costs are expensed in the period incurred. The Company incurred advertising costs totaling RMB1,886, RMB2,475 and RMB3,681 (US$591) during the years ended December 31, 2010, 2011 and 2012, respectively.

Foreign currency translation

Foreign currency translation—The functional currency of the Company’s subsidiaries and VIE established in the PRC is the RMB. The functional currency of Ninetowns and its subsidiaries established in countries other than the PRC is the US dollar. Transactions denominated in other currencies are recorded in the applicable functional currencies at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Exchange gains and losses are recorded in the consolidated statements of operations.

The Company has chosen the RMB as its reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchanges rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income/loss in the statement of changes in equity.

Comprehensive income	Comprehensive income—Comprehensive income includes net income/loss, foreign currency translation adjustments and unrealized gain or loss on investments in available-for-sale securities.
Fair value measurement

Fair value measurement—Short-term investments and option liabilities are stated at fair value. The carrying value of all other financial instruments approximates their fair value due to the short-term nature of these instruments.

Accounting Standards Codification (“ASC”) 820 defines fair value, establishes a framework for measuring fair value, and provides disclosure requirements about fair value measurements. It also establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

Level 1 Inputs

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 Inputs

Level 3 inputs are unobservable inputs that are used to measure fair value to the extent that observable inputs are not available for the asset or liability.

Share-based compensation

Share-based compensation—The Company recognizes compensation cost on a straight-line basis over the requisite service period, which is generally the vesting period, and measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards.

Net income/loss per share

Net income/loss per share—Basic net income/loss per share is computed by dividing net income/loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted net income/loss per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised. Ordinary share equivalents are excluded from the computation of the diluted net income/loss per share in periods when their effect would be anti-dilutive.

Recently issued accounting pronouncements

Recently issued accounting pronouncements—In February 2013, Accounting Standards Update (“ASU”) guidance was issued related to items reclassified from Accumulated Other Comprehensive Income. The new standard requires either in a single note or parenthetically on the face of the financial statements: (i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and (ii) the income statement line items affected by the reclassification. The update is effective for our fiscal year beginning January 1, 2013 with early adoption permitted. We do not expect the updated guidance to have a significant impact on our consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” which improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011 although early adoption is permitted. In December 2011, the FASB issued ASU 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. The adoption of the revised guidance on January 1, 2012 had no impact on the Company’s consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Subsidiaries and Variable Interest Entity of Ninetowns

As of December 31, 2012, a summary of the subsidiaries of Ninetowns was as follows:

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Ixworth Enterprises Limited	British Virgin Islands (“BVI”)	100%	Investment holding

Asia Pacific Logistics Limited	BVI	100%	Investment holding

Better Chance International Limited	BVI	100%	Investment holding

Beprecise Investments Limited	BVI	100%	Investment holding

Ample Spring Holdings Limited	BVI	70%	Inactive

New Take Limited	Hong Kong	100%	Investment holding

Shielder Limited	Hong Kong	100%	Investment holding

Ninetowns Land Group Limited	BVI	100%	Inactive

China Genotown Development Holding Limited	BVI	100%	Inactive

Ninetowns Organic Agricultural Holdings Limited	BVI	100%	Inactive

Beijing New Take Electronic Commerce Limited (“Beijing New Take”)	PRC	100%	Investment holding

Beijing Ninetowns Times Electronic Commerce Limited (“Beijing Ninetowns Times”)	PRC	100%	Investment holding

Beijing Ninetowns Ports Software and Technology Co., Ltd (“Beijing Ninetowns Ports”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services
Beijing Ninetowns Investment Co., Limited (“Beijing Ninetowns Investment”) (i)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services

Guangdong Ninetowns Technology Co., Ltd. (“Guangdong Ninetowns”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services

Beijing Ninetowns Software Co., Ltd. (“Beijing Software”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services, real estate development

Dongguan Ninetowns Software Technology Co., Ltd. (“Dongguan Software”)	PRC	100%	Provision of enterprise software services

Dalian Aviation Changzheng Technology Development Co., Ltd. (“Dalian Changzheng”)	PRC	70%	Real estate development

Beijing Ronghe Zhihui Network Software Services Co., Ltd. (“Beijing Ronghe Zhihui”)	PRC	100%	Sale of enterprise software, provision of technical development services, and provision of technical consulting services

Huainan Ninetowns Suitable Estate Co., Ltd. (“Huainan Ninetowns”) (ii)	PRC	100%	Real estate development

Huainan Huacheng Estate Co. Ltd. (“Huainan Huacheng”) (ii)	PRC	100%	Real estate development

As of December 31, 2012, the Company consolidates the following VIE and its consolidated subsidiaries:

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Beijing Ronghe Tongshang Network Technology Limited (“Ronghe Tongshang”)	PRC	100%	Investment holding

Beijing Ninetowns Sky Eco-agriculture Co., Ltd. (“Beijing Sky”) (a wholly-owned subsidiary of Ronghe Tongshang)	PRC	100%	Sale of dietary products, daily necessities, home appliances and crop cultivation

Beijing Huaixiang Modern Agriculture Technology Co., Ltd., (“Huaixiang Modern Agriculture”) (a wholly-owned subsidiary of Beijing Sky)	PRC	100%	Crop and seedling cultivation, agricultural technology development, technical services and consulting, landscape design, sale of fresh fruits and vegetables

Beijing Ronghe Tongshang Electronic Business Co., Ltd. (“Beijing Ronghe Dianzi”) (a wholly-owned subsidiary of Ronghe Tongshang)	PRC	100%	Cultivation and sale of crops and technical consultation and services related to agricultural sales

(i)	Beijing Ninetowns Investment, formerly known as Ninetowns Suitable Estate Co., Ltd., changed its name on August 10, 2012.
(ii)	See note 10.

Variable Interest Entity, Primary Beneficiary [Member]
Summary of Financial Positions for Variable Interest Entity

Financial positions and operating results for the VIE are summarized below:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Total assets	29,975	38,442	6,170
Total liabilities (consisting primarily of other current liabilities)	(11,279)	(20,946)	(3,362)

Summary of Operating Results for Variable Interest Entity

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Total net revenues	5,448	8,239	22,851	3,668
Total net loss	(14,542)	(19,048)	(7,565)	(1,214)

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at January 1,	31,416	34,001	4,378	703
Allowance for doubtful debts	2,585	—	23	4
Recovery of accounts previously allowed	—	(6,841)	(2,465)	(396)
Write offs	—	(22,782)	(245)	(39)

Balance at December 31,	34,001	4,378	1,691	272

Estimated Useful Lives of Property and Equipment

Estimated useful lives of property and equipment are as follows:

Buildings	20 years
Agricultural equipment	10 years
Leasehold improvements	shorter of lease term or 5 years
Furniture, fixtures and office equipment	3-5 years
Computer equipment	3-5 years
Motor vehicles	5 years

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Operating Results from Discontinued Operations Included in Consolidated Statements from Operations

Summarized 2010 operating results from discontinued operations included in the Company’s consolidated statements of operations are as follows:

Years Ended December 31,
2010
RMB
Net revenues	19,271

Income before income taxes	1,410
Loss from disposal of the discontinued component	(1,808)
Income tax benefit	—

Loss from discontinued operations, net of tax	(398)
Non-controlling interest in discontinued operations	—

Loss from discontinued operations	(398)

Loss per share from discontinued operations -basic	(0.01)

Loss per share from discontinued operations -diluted	(0.01)

SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Securities With Gross Unrealized Losses

Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less than twelve months		Twelve months or more
December 31, 2012	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	201,943	(26,995)	2,702	(2,585)
Mutual funds	—	—	20,759	(6,419)

Total (RMB)	201,943	(26,995)	23,461	(9,004)

	US$32,414	US$(4,333)	US$3,766	US$(1,445)

	Less than twelve months		Twelve months or more
December 31, 2011	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	49,009	(8,146)	1,324	(1,649)
Mutual funds	9,486	(2,994)	10,117	(4,581)

Total	58,495	(11,140)	11,441	(6,230)

Proceeds, Gross Realized Gains and Gross Realized Losses on Securities

Proceeds, gross realized gains and gross realized losses on securities classified as available-for-sale for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Proceeds	173,693	302,171	706,278	113,365
Gross realized gains	14,429	9,526	65,272	10,477
Gross realized losses	(4,645)	(13,180)	(18,526)	(2,974)

Trading and Available for Sale Securities Measured and Recorded at Fair Value on Recurring Basis

The summary of trading and available-for-sale securities measured and recorded at fair value on a recurring basis as of December 31, 2012 is as follows:

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2012 (RMB)	Quoted Prices in Active Markets for Identical Assets (Level 1) (RMB)	Significant Other Observable Inputs (Level 2) (RMB)	Significant Unobservable Inputs (Level 3) (RMB)
Available-for-sale securities	289,995	289,995	—	—
Trading securities	518	518	—	—

Total	290,513	290,513	—	—

	US$46,630	US$46,630	—	—

Available-for-sale securities [Member]
Available-for-sale Securities

Available-for-sale securities:

	December 31, 2011 (RMB)					December 31, 2012 (RMB)					December 31, 2012 (US$)
	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Fair value
Equity securities	221,953	13,329	(9,795)	—	225,487	281,268	17,548	(29,580)	—	269,236	43,215
Mutual funds	27,178		(7,575)	—	19,603	27,178		(6,419)	—	20,759	3,332

Total	249,131	13,329	(17,370)	—	245,090	308,446	17,548	(35,999)	—	289,995	46,547

Trading securities [Member]
Trading Securities

The following table provides additional information concerning the Company’s trading securities and available-for-sale securities:

Trading securities:

	December 31, 2011 (RMB)				December 31, 2012 (RMB)				December 31, 2012 (US$)
	Cost	Gross realized gains	Gross realized losses	Fair value	Cost	Gross realized gains	Gross realized losses	Fair value	Fair value
Trading securities	1,880	—	(1,172)	708	1,880	—	(1,362)	518	83

Total	1,880	—	(1,172)	708	1,880	—	(1,362)	518	83

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventories	Inventories consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Computer accessories	1,475	1,332	214
Food products and related consumables	1,671	2,195	352

	3,146	3,527	566

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Advances to employees	1,526	1,453	233
Prepaid expenses	2,118	1,380	222
Deposits for office rental, utilities	998	1,945	312
Interest receivable for term deposits	81	7	1
Other receivables	3,139	30,700	4,928

	8,561	35,485	5,696

REAL ESTATE PROPERTY UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Real Estate Under Development Asset	which are further broken down as follows:

	December 31, 2012
	(RMB)	(US$)
Dalian	330,707	53,082
Huainan	163,191	26,194
Yizhuang	33,804	5,426

Total	527,702	84,702

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Buildings	198,450	193,791	31,106
Leasehold improvements	7,930	8,307	1,333
Furniture, fixtures and office equipment	5,405	6,164	989
Computer equipment	29,106	26,211	4,207
Motor vehicles	8,318	9,316	1,495
Agricultural equipment	5,195	11,431	1,835

Total	254,404	255,220	40,965
Less: accumulated depreciation and amortization	(75,139)	(87,828)	(14,097)

Property and equipment, net	179,265	167,392	26,868

INVESTMENTS UNDER COST METHOD (Tables)	12 Months Ended
Dec. 31, 2012
Investments Under Cost Method

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Global Market	10,463	10,463	1,679
Tophere	1,127	1,127	181

	11,590	11,590	1,860

INVESTMENTS UNDER EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2012
Investments in and Equity in Earnings (Losses) of Equity Method Investees

The Company’s investments in and equity in the earnings (losses) of its equity method investees is as follows for the years ended December 31, 2011 and 2012:

	The Investment Trust Plan (RMB)	Huainan Ninetowns (RMB)	Shouchuang Caifu Ninetowns (RMB)	Shouchuang Caifu Gengyin (RMB)	Shouchuang Huaxia Ninetowns Real Estate (RMB)	Beijing Juxin Fugao (RMB)	Total (RMB)	Total (US$)
Investment balance at January 1, 2011	—	—	—	—	—	—	—	—
Investment contributions	160,000	10,000	53,000	5,940	—	—	228,940	36,747
Equity earnings	1,475	164	—	—	—	—	1,639	263

Investment balance at December 31, 2011	161,475	10,164	53,000	5,940	—	—	230,579	37,010

Investment contributions	—	—	12,000	13,960	700	132	26,792	4,300
Equity losses	—	—	(254)	(66)	(401)	(88)	(809)	(129)
Termination of the Investment Trust Plan and Transfer of the underlying Real Estate to the Company (note 7)	(161,475)	(10,164)	—	—	—	—	(171,639)	(27,550)

Investment balance at December 31, 2012	—	—	64,746	19,834	299	44	84,923	13,631

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Customer lists and relationships	6,131	6,131	984
Completed technology	5,251	5,251	843
Purchased software for internal use	17,200	17,200	2,760
Land use right (note 7)	31,251	1,095	176

Total	59,833	29,677	4,763
Less: Accumulated amortization	(30,575)	(28,715)	(4,609)

Acquired intangible assets, net	29,258	962	154

Total Estimated Amortization of Intangible Assets

The following table represents the total estimated amortization of intangible assets for the next five years:

For the Year Ending December 31	Estimated Amortization Expense	Estimated Amortization Expense
	RMB	US$
2013	100	16
2014	100	16
2015	100	16
2016	100	16
2017	100	16

	500	80

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts payable and other payables	8,514	17,263	2,771
Salary and wages	7,896	10,130	1,627
Accrued expenses	32	—	—

	16,442	27,393	4,398

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense	Income tax expense consisted of the following:

	Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current tax	1,036	855	1,447	233
Deferred tax	(158)	193	(776)	(125)

	878	1,048	671	108

Deferred Taxes

As of December 31, 2011 and 2012, significant temporary differences between the tax basis and financial statement basis of accounting for assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31
	2011	2012	2012
	RMB	RMB	US$
Current deferred tax assets
Short-term deferred revenue	311	1,036	167
Less: valuation allowances	—	—	—

Current deferred tax assets	311	1,036	167

Non-current deferred tax assets
Net operating loss carry forwards	9,413	10,859	1,743
Less: valuation allowances	(9,413)	(10,859)	(1,743)

Non-current deferred tax assets	—	—	—

Non-current deferred tax liabilities
Accelerated depreciation of property and equipment	(51)	—	—

Non-current deferred tax liabilities	(51)	—	—

Reconciliation between Income Tax Expense (Benefit) and Actual Provision for Income Taxes

A reconciliation between income tax expense (benefit) computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2010	2011	2012
PRC statutory income tax	25.0%	25.0%	25.0%
Expenses not deductible for tax purposes	18.1%	5.6%	5.7%
Permanent differences	(32.1%)	(8.4%)	(28.0%)
Tax exemption and tax relief granted to PRC subsidiaries	(1.0%)	(8.0%)	(0.9%)
Effect on deferred taxes due to changes in tax rates under the new law for certain subsidiaries	(3.5%)	(8.8%)	(0.8%)

	6.5%	23.0%	1.0%

Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	RMB	US$
Balance at January 1, 2011	5,387	865
Additions based on tax position related to the current year	208	33
Reversal based on tax positions related to the current year	—	—

Balance at December 31, 2011	5,595	898

Additions based on tax position related to the current year	226	36
Reversal based on tax positions related to the current year	—	—

Balance at December 31, 2012	5,821	934

OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Components of Taxes Other than Income Taxes

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Individual income tax withholding	109	139	22
Business tax payable	2,011	1,609	259
Value added taxes payable (recoverable), net	(602)	(269)	(43)
Property tax	19	21	3

	1,537	1,500	241

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Computation of Basic and Diluted Income Per Share

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator used in basic income per share:
Income from continuing operations before non-controlling interest	12,723	3,510	68,552	11,003
Loss from discontinued operations attributable to the Company	(398)	—	—	—
Net loss attributable to the non-controlling interest	—	15	(3)	—

Net income attributable to the Company	12,325	3,525	68,549	11,003

Shares (denominator):
Weighted average ordinary shares outstanding	35,800,428	37,443,657	37,780,134	37,780,134
Plus: incremental shares from vesting of restricted shares	1,491,106	3,021,792	3,312,566	3,312,566

Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	37,291,534	40,465,449	41,092,700	41,092,700

Income from continuing operations per share – basic	0.35	0.09	1.81	0.29

Income from continuing operations per share – diluted	0.34	0.09	1.67	0.27

Loss from discontinued operations per share – basic	(0.01)	—	—	—

Loss from discontinued operations per share – diluted	(0.01)	—	—	—

Net income attributable to the Company per share – basic	0.34	0.09	1.81	0.29

Net income attributable to the Company per share – diluted	0.33	0.09	1.67	0.27

SHARE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions for Fair Value Estimation of Options Granted Using Dividend Adjusted Black-Scholes Pricing Model

The fair value of the option awards granted in 2010 was estimated on the respective dates of grant using a dividend adjusted Black - Scholes pricing model that uses the assumptions noted in the following table:

Options grants
Weighted average risk-free rate of return	3.15%
Weighted average expected option life	6.25 years
Weighted average volatility rate	63%
Weighted average dividend yield	0%

Summary of Share Options

A summary of the share options and nonvested shares activities is as follows:

	Years Ended December 31,
	2010		2011		2012
Share options	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number average of options	Weighted exercise price
		RMB		RMB		RMB
Outstanding at beginning of year	3,320,311	25	4,124,472	22	3,711,785	22
Granted	976,500	11	—	—	—	—
Exercised	—	—	—	—	—	—
Cancelled	(172,339)	18	(425,187)	28	(106,633)	18
Adjustment	—	—	12,500	26	—	—

Outstanding at end of year	4,124,472	22	3,711,785	22	3,605,152	26

Exercisable at end of year	2,125,918	33	2,439,744	27	2,934,952	24

Summary of Nonvested Options

Nonvested Option	Number of option	Weighted-average exercise price
		RMB
Nonvested at January 1, 2012	1,259,541	11
Granted	—	—
Vested	(549,441)	11
Cancelled	(39,900)	11

Nonvested at December 31, 2012	670,200	11

Summary of Nonvested Shares
Nonvested Shares	Shares	Weighted-average grant-date fair value
		RMB
Nonvested at January 1, 2012	669,738	12
Granted	—	—
Vested	(281,031)	14
Forfeited	(3,751)	21

Nonvested at December 31, 2012	384,956	11

Outstanding Options

The outstanding options as of December 31, 2012 have the following characteristics:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life	Fair value per share at grant date	Weighted average exercise price	Number exercisable	Weighted average exercise price
			(RMB)		(RMB)
1,095,279	0.875	RMB0.297 (HK$0.286)	26	1,095,279	26
361,859	2.167	RMB40.42 (US$4.896)	71	361,859	71
151,714	5.099	RMB11.63 (US$1.619)	22	151,714	22
1,311,800	6.496	RMB6.49 (US$0.947)	10	983,850	10
684,500	8.083	RMB6.72 (US$0.991)	11	342,250	11

3,605,152	5		22	2,934,952	24

Amounts of Share-Based Compensation

The amounts of share-based compensation attributable to cost of revenues, sales and marketing, general and administrative expenses, and research and development included in those line items in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	8	21	(13)	(2)
Sales and marketing	607	347	11	2
General and administrative	26,741	4,127	900	144
Research and development	4,354	2,632	1,178	189

Total share-based compensation expense	31,710	7,127	2,076	333

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payment Under Non-Cancellable Operating Lease Agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 are as follows:

Years ending December 31,	RMB	US$
2013	2,276	365
2014	907	146
2015	374	60
2016	282	45
2017	290	47
thereafter	1,351	217

Total	5,480	880

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Information Relating to Revenue Generating Segments

The following is a summary of financial information relating to the Company’s three revenue generating segments expressed under PRC GAAP:

	Year Ended December 31, 2010
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total
	RMB	RMB	RMB	RMB
Net revenues	45,448	24,546	5,448	75,442

Gross profit (loss)	45,448	13,673	(1,462)	57,659

	Year Ended December 31, 2011
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total
	RMB	RMB	RMB	RMB
Net revenues	56,677	5,963	8,239	70,879

Gross profit (loss)	56,677	3,703	(213)	60,167

	Year Ended December 31, 2012
	Enterprise software and related customer maintenance services	Software development services	B2C e-commerce	Total	Total
	RMB	RMB	RMB	RMB	US$
Net revenues	64,074	7,481	23,112	94,667	15,196

Gross profit	64,074	5,103	4,749	73,926	11,866

Reconciliation Amounts Presented Consolidated

The following is a reconciliation of the amounts presented for the Company’s three revenue generating segments under PRC GAAP to the consolidated totals reported under US GAAP:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues under PRC GAAP	75,442	70,879	94,667	15,196
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	2,983	3,764	(4,833)	(776)
PRC value added tax refund	482	573	553	89

Total net revenues under US GAAP	78,907	75,216	90,387	14,509

Gross profit under PRC GAAP	57,659	60,167	73,926	11,866
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	2,983	3,764	(4,833)	(776)
PRC value added tax refund	1,219	573	553	89
Share-based compensation expenses	(8)	(21)	13	3

Gross profit under US GAAP	61,853	64,483	69,659	11,182
Operating expenses	(124,474)	(106,048)	(110,553)	(17,745)

Loss from operations	(62,621)	(41,565)	(40,894)	(6,563)
Interest income	3,686	1,922	5,718	917
Gain on sales of short-term investments	65,146	32,689	113,644	18,241
Change in fair value of marketable options	(18,211)	7,252	(16,094)	(2,583)
Gain (loss) on investments under cost method	12,153	(3,373)	—	—
Income from equity method investments	—	1,639	(857)	(138)
Other income	13,448	5,994	7,706	1,237

Income before income tax expense	13,601	4,558	69,223	11,111

CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2012
Details of Customer Accounting for Net Revenues	Details of customers accounting for 10% or more of net revenues are as follows:

	Years Ended December 31,
Customer	2010	2011	2012
A	21%	34%	25%
B	12%	16%	18%

ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of Subsidiaries of Ninetowns (Detail)	12 Months Ended
Dec. 31, 2012
Ixworth Enterprises Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	British Virgin Islands ("BVI")
Effective ownership interest	100.00%
Principal activities	Investment holding
Asia Pacific Logistics Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Investment holding
Better Chance International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Investment holding
Beprecise Investments Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Investment holding
Ample Spring Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	70.00%
Principal activities	Inactive
New Take Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	Hong Kong
Effective ownership interest	100.00%
Principal activities	Investment holding
Shielder Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	Hong Kong
Effective ownership interest	100.00%
Principal activities	Investment holding
Ninetowns Land Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Inactive
China Genotown Development Holding Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Inactive
Ninetowns Organic Agricultural Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	BVI
Effective ownership interest	100.00%
Principal activities	Inactive
Beijing New Take [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Investment holding
Beijing Ninetowns Times [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Investment holding
Beijing Ninetowns Ports [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software and provision of the related after-sales services, and provision of software development services
Beijing Ninetowns Investment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services
Guangdong Ninetowns [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software and provision of the related after-sales services, and provision of software development services
Beijing Software [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services, real estate development
Dongguan Software [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Provision of enterprise software services
Dalian Changzheng [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	70.00%
Principal activities	Real estate development
Beijing Ronghe Zhihui [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of enterprise software, provision of technical development services, and provision of technical consulting services
Huainan Ninetowns [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Real estate development
Huainan Huacheng [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Real estate development

ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of Variable Interest Entity of Ninetowns (Detail)	12 Months Ended
Dec. 31, 2012
Ronghe Tongshang [Member]
Variable Interest Entity [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Investment holding
Beijing Sky [Member]
Variable Interest Entity [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of dietary products, daily necessities, home appliances and crop cultivation
Huaixiang Modern Agriculture [Member]
Variable Interest Entity [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Crop and seedling cultivation, agricultural technology development, technical services and consulting, landscape design, sale of fresh fruits and vegetables
Beijing Ronghe Dianzi [Member]
Variable Interest Entity [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Cultivation and sale of crops and technical consultation and services related to agricultural sales

ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) (CNY)	Dec. 31, 2008 Ronghe Tongshang [Member]	Dec. 31, 2009 Owner Class One [Member]	Dec. 31, 2009 Owner Class Two [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Term loan principle amount	60,000	60,000	60,000

ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entity change of name date	Aug 10, 2012

ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Condensed Financial Statements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total assets	$ 6,170	38,442	29,975
Total liabilities (consisting primarily of other current liabilities)	$ (3,362)	(20,946)	(11,279)

ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Condensed Income Statement (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenues	$ 3,668	22,851	8,239	5,448
Total net loss	$ (1,214)	(7,565)	(19,048)	(14,542)

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Land use right [Member] Y	Dec. 31, 2012 Treasury Stock [Member]
Accounting Policies [Line Items]
Rate of exchange	6.2301	6.2301
Capitalized real estate property costs	$ 5,407	33,684
Expected useful life of the assets	5	5			50
Amortization of acquired intangible assets	113	703	3,503	4,043
Recognized impairment loss			3,373
Grants received by subsidiaries from Government	5,772	35,960	240,240
Repurchase of common stock	3,900	3,900	3,900			3,900
Minimum percentage tax position	50.00%	50.00%
Percentage on VAT rebate of the sales value for software products	14.00%	14.00%
VAT tax rebate	89	553	573	482
Advertising costs	$ 591	3,681	2,475	1,886

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Changes in Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounting Policies [Line Items]
Balance at January 1,	$ 703	4,378	34,001	31,416
Allowance for doubtful debts	4	23		2,585
Recovery of accounts previously allowed	(396)	(2,465)	(6,841)
Write offs	(39)	(245)	(22,782)
Balance at December 31,	$ 272	1,691	4,378	34,001

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Agricultural equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture, fixtures and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture, fixtures and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Shorter of lease term or 5 years [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years

DISCONTINUED OPERATIONS - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended
	Aug. 31, 2010 USD ($)	Aug. 31, 2010 CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received upon termination of contractual agreement	$ 227	1,500

DISCONTINUED OPERATIONS - Operating Results From Discontinued Operations Included in Consolidated Statements from Operations (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues				19,271
Income before income taxes				1,410
Loss from disposal of the discontinued component				(1,808)
Income tax benefit
Loss from discontinued operations, net of tax				(398)
Non-controlling interest in discontinued operations
Loss from discontinued operations				(398)
Loss per share from discontinued operations -basic				(0.01)
Loss per share from discontinued operations -diluted				(0.01)

SHORT-TERM INVESTMENTS - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Term deposits	$ 845	5,266	5,088
Term deposit period				3 months	1 year

SHORT-TERM INVESTMENTS - Trading Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Trading securities [Member] CNY	Dec. 31, 2011 Trading securities [Member] CNY	Dec. 31, 2012 Trading securities [Member] USD ($)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	1,880	1,880		1,880	1,880
Gross realized gains
Gross realized Losses	(1,362)	(1,172)		(1,362)	(1,172)
Fair value	518	708	$ 83	518	708	$ 83

SHORT-TERM INVESTMENTS - Available for Sale Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 Mutual funds [Member] CNY	Dec. 31, 2012 Mutual funds [Member] USD ($)	Dec. 31, 2012 Mutual funds [Member] CNY	Dec. 31, 2011 Equity securities [Member] CNY	Dec. 31, 2012 Equity securities [Member] USD ($)	Dec. 31, 2012 Equity securities [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Cost	249,131		308,446	27,178		27,178	221,953		281,268
Gross realized gains	13,329		17,548				13,329		17,548
Gross unrealized losses	(17,370)		(35,999)	(7,575)		(6,419)	(9,795)		(29,580)
Other-than -temporary impairment
Fair value	245,090	$ 46,547	289,995	19,603	$ 3,332	20,759	225,487	$ 43,215	269,236

SHORT-TERM INVESTMENTS - Securities With Gross Unrealized Losses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Mutual funds [Member] CNY	Dec. 31, 2011 Mutual funds [Member] CNY	Dec. 31, 2012 Equity securities [Member] CNY	Dec. 31, 2011 Equity securities [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Less than twelve months, Fair value	$ 32,414	201,943	58,495		9,486	201,943	49,009
Less than twelve months, Gross unrealized losses	(4,333)	(26,995)	(11,140)		(2,994)	(26,995)	(8,146)
Twelve months or more, Fair value	3,766	23,461	11,441	20,759	10,117	2,702	1,324
Twelve months or more, Gross unrealized losses	$ (1,445)	(9,004)	(6,230)	(6,419)	(4,581)	(2,585)	(1,649)

SHORT-TERM INVESTMENTS - Gross Realized Gains and Gross Realized Losses on Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Available-for-sale Securities [Line Items]
Proceeds	$ 113,365	706,278	302,171	173,693
Gross realized gains	10,477	65,272	9,526	14,429
Gross realized losses	$ (2,974)	(18,526)	(13,180)	(4,645)

SHORT-TERM INVESTMENTS - Trading and Available for Sale Securities Measured and Recorded at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] USD ($)	Dec. 31, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) [Member] USD ($)	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] USD ($)	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 46,547	289,995	245,090		289,995
Trading securities	83	518	708		518
Total	$ 46,630	290,513		$ 46,630	290,513

INVENTORIES - Schedule of Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer accessories [Member] USD ($)	Dec. 31, 2012 Computer accessories [Member] CNY	Dec. 31, 2011 Computer accessories [Member] CNY	Dec. 31, 2012 Food products and related consumables [Member] USD ($)	Dec. 31, 2012 Food products and related consumables [Member] CNY	Dec. 31, 2011 Food products and related consumables [Member] CNY
Inventories [Line Items]
Inventory	$ 566	3,527	3,146	$ 214	1,332	1,475	$ 352	2,195	1,671

PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule Of Prepaid Expenses and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Current Assets By Type [Line Items]
Advances to employees	$ 233	1,453	1,526
Prepaid expenses	222	1,380	2,118
Deposits for office rental, utilities	312	1,945	998
Interest receivable for term deposits	1	7	81
Other receivables	4,928	30,700	3,139
Prepaid expenses and other current assets	$ 5,696	35,485	8,561

PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Other Current Assets By Type [Line Items]
Working capital adjustment to limited partner	$ 4,815	30,000

REAL ESTATE PROPERTY UNDER DEVELOPMENT - Additional Information (Detail)	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY Y	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Mar. 30, 2011 Huainan Huacheng [Member] CNY	Dec. 31, 2012 Huainan Huacheng [Member] CNY	Apr. 07, 2011 Huainan Huacheng [Member] CNY	Dec. 31, 2012 Huainan Huacheng [Member] Land [Member] Maximum [Member]	Dec. 31, 2012 Huainan Huacheng [Member] Land [Member] Minimum [Member]	Mar. 16, 2011 Huainan Ninetowns [Member] CNY	Oct. 31, 2008 Yizhuang [Member] CNY Y	Jan. 31, 2012 Yizhuang [Member] CNY	Apr. 29, 2012 Commercial land use rights [Member] Y	Apr. 29, 2012 Residential land use rights [Member] Y	Dec. 31, 2012 Huainan [Member] Huainan Huacheng [Member] CNY
Real Estate Properties [Line Items]
Real Estate Under development Assets	305,469,000	$ 84,702,000	527,702,000
Land acquisition cost		73,771,000	459,599,000
Land Development Cost		10,931,000	68,103,000
Land use right period	70									50		40	70
Acquisition costs										30,156,000				292,000,000
Capital contribution paid				8,000,000					10,000,000
Land Cost						258,000,000
Consideration for land paid					140,000,000
Estimated useful life							70 years	40 years
Net land acquisition cost	29,258,000	154,000	962,000								27,593
Net land development cost											6,211

REAL ESTATE PROPERTY UNDER DEVELOPMENT - Schedule of Real Estate Under development Asset (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Dalian [Member] USD ($)	Dec. 31, 2012 Dalian [Member] CNY	Dec. 31, 2012 Huainan [Member] USD ($)	Dec. 31, 2012 Huainan [Member] CNY	Dec. 31, 2012 Yizhuang [Member] USD ($)	Dec. 31, 2012 Yizhuang [Member] CNY
Real Estate Properties [Line Items]
Real estate property under development	$ 84,702	527,702	$ 53,082	330,707	$ 26,194	163,191	$ 5,426	33,804

PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Buildings [Member] USD ($)	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] USD ($)	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Furniture, fixtures and office equipment [Member] USD ($)	Dec. 31, 2012 Furniture, fixtures and office equipment [Member] CNY	Dec. 31, 2011 Furniture, fixtures and office equipment [Member] CNY	Dec. 31, 2012 Computer equipment [Member] USD ($)	Dec. 31, 2012 Computer equipment [Member] CNY	Dec. 31, 2011 Computer equipment [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Agricultural equipment [Member] USD ($)	Dec. 31, 2012 Agricultural equipment [Member] CNY	Dec. 31, 2011 Agricultural equipment [Member] CNY
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	$ 40,965	255,220	254,404	$ 31,106	193,791	198,450	$ 1,333	8,307	7,930	$ 989	6,164	5,405	$ 4,207	26,211	29,106	$ 1,495	9,316	8,318	$ 1,835	11,431	5,195
Less: accumulated depreciation and amortization	(14,097)	(87,828)	(75,139)
Property and equipment, net	$ 26,868	167,392	179,265

PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	$ 2,535	15,791	16,541	17,316

INVESTMENTS UNDER COST METHOD - Investments Under Cost Method (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Global Markets [Member] USD ($)	Dec. 31, 2012 Global Markets [Member] CNY	Dec. 31, 2011 Global Markets [Member] CNY	Dec. 31, 2012 Tophere [Member] USD ($)	Dec. 31, 2012 Tophere [Member] CNY	Dec. 31, 2011 Tophere [Member] CNY
Schedule of Cost-method Investments [Line Items]
Investments under cost method	$ 1,860	11,590	11,590	$ 1,679	10,463	10,463	$ 181	1,127	1,127

INVESTMENTS UNDER COST METHOD - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended								1 Months Ended	12 Months Ended
	Mar. 31, 2012 CNY	Nov. 30, 2011 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jun. 30, 2012	Dec. 31, 2011 Tophere [Member] CNY	Nov. 30, 2007 Tophere [Member] USD ($)	Sep. 30, 2010 GCL [Member] CNY	May 31, 2010 GCL [Member] CNY	Dec. 31, 2009 GCL [Member] CNY	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2012 Global Markets [Member] USD ($)	Dec. 31, 2012 Global Markets [Member] CNY	Dec. 31, 2011 Global Markets [Member] CNY	Jun. 30, 2010 Global Markets [Member] Series A and Series B Preferred Stock [Member] CNY	Dec. 31, 2012 Global Markets [Member] Series A Preferred Stock [Member]	Jun. 30, 2010 Global Markets [Member] Series A Preferred Stock [Member] USD ($)	Jun. 30, 2010 Global Markets [Member] Series A Preferred Stock [Member] CNY
Schedule of Cost-method Investments [Line Items]
Company owned preferred shares																		3,209,815
Reverse stock split																		1 for 5 reverse stock split
Preferred shares sold																			4,942,845	4,942,845
Preferred shares for cash consideration																			$ 3,875	26,448
Gain on Sale of Investment									2,967										1,392	9,186
Dividends received	4	920															6,164
Ordinary shares issued						7,459,550
Company owned preferred shares, percentage												3.03%	3.28%
Equity interest acquired								19.80%
Equity interest cash consideration								4,500
Impairment loss			3,373				3,373
Cost Investment			11,590	1,860	11,590						7,074			1,679	10,463	10,463
Proceeds from Sale of Investment									2,306	7,626

INVESTMENTS UNDER EQUITY METHOD - Additional Information (Detail)	12 Months Ended							1 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended										1 Months Ended					1 Months Ended				12 Months Ended				12 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY Y	Dec. 31, 2011 USD ($)	Dec. 21, 2011	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Oct. 31, 2011 Shouchuang Caifu Nine Towns And Shouchuang Caifu Gengyin [Member]	Dec. 31, 2012 Direct [Member]	Dec. 31, 2012 Indirect [Member]	Nov. 30, 2012 Shouchuang Caifu Ninetowns [Member] USD ($)	Nov. 30, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] USD ($)	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2010 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2011 Shouchuang Huaxia [Member] CNY	Dec. 31, 2012 Beijing Ronghe Zhihui [Member] USD ($)	Dec. 31, 2012 Beijing Ronghe Zhihui [Member] CNY	Sep. 30, 2012 Beijing Ronghe Zhihui [Member] USD ($)	Sep. 30, 2012 Beijing Ronghe Zhihui [Member] CNY	Dec. 31, 2011 Beijing Ninetowns Investment [Member] CNY	Nov. 30, 2012 Shouchuang Caifu Gengyin [Member] USD ($)	Nov. 30, 2012 Shouchuang Caifu Gengyin [Member] CNY	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] USD ($)	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2010 Shouchuang Caifu Gengyin [Member] CNY	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] Minimum [Member] CNY	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] Maximum [Member] USD ($)	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] Maximum [Member] CNY	Dec. 31, 2012 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Jul. 15, 2012 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2011 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2010 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Jun. 13, 2014 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] Subsequent Event [Member] CNY	Jul. 16, 2012 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2012 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2011 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2010 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2012 "Smarter Town" project [Member] CNY	Dec. 31, 2011 "Smarter Town" project [Member] CNY	Apr. 30, 2011 "Smarter Town" project [Member] USD ($)	Apr. 30, 2011 "Smarter Town" project [Member] CNY	Dec. 31, 2012 "Smarter Town" project [Member] Minimum [Member]	Dec. 31, 2012 "Smarter Town" project [Member] Maximum [Member]	Dec. 31, 2012 Zhongcheng [Member]	Jun. 30, 2011 Zhongcheng [Member] CNY	Jun. 30, 2011 Zhongcheng [Member] Preferred trust units [Member] CNY	Jun. 30, 2011 Zhongcheng [Member] Ordinary trust units [Member] CNY	Dec. 31, 2012 Beijing Ninetowns Ports [Member]	Feb. 29, 2012 Huainan Huacheng [Member] CNY
Schedule of Equity Method Investments [Line Items]
Purchase price of land use rights																																												$ 39,000,000	258,000,000
Purchase price paid																																											140,000,000
Expiration period of land use rights																																														40 years	70 years
Trust units issued, shares																																																		150,000,000	160,000,000
Trust units issued, value																																																		150,000,000	160,000,000
Capital investment	13,631,000	84,923,000	230,579,000	37,010,000										64,746,000	53,000,000												19,834,000	5,940,000					299,000						44,000										150,000,000
Equity interests owned																												29.70%															51.60%					90.00%				10.00%	90.00%
Repayment of debt																																																					160,000,000
Interest paid on debt																																																					13,000,000
Interest expense related to Investment																																										2,000,000	11,000,000
Land use right transfer to real estate		156,800,000
Partnership agreement, date								Oct 21, 2011
Initial Capital			110,000,000
Capital contributed			90,000,000								3,000,000	20,000,000	10,000,000	65,000,000	10,000,000		10,000,000			4,000,000	22,000,000	5,940,000	2,000,000	10,000,000	2,000,000	13,960,000
Expected capital contribution	13,000,000	80,000,000	53,000,000
Total commitment			29,700,000																											29,700,000	8,000,000	49,500,000
Ownership interest	68.42%	68.42%							68.42%	10.64%															49.50%	49.50%
Acquisition of ownership interest Binzhou Ruichen Real Estate Development Co., Ltd					99.00%
Expiration of land use right			70
Capital withdraw																		2,000,000	10,000,000
Equity interest acquired																																		35.00%				22.00%
Equity interest contribution																																		3,500,000				132,000
Equity investment cash paid																																	700,000
Equity investment cash to be paid																																					2,800,000

INVESTMENTS UNDER EQUITY METHOD - Investments in and Equity in Earnings (Losses) of Equity Method Investees (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 The Investment Trust Plan [Member] CNY	Dec. 31, 2011 The Investment Trust Plan [Member] CNY	Dec. 31, 2012 Huainan Ninetowns [Member] CNY	Dec. 31, 2011 Huainan Ninetowns [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2012 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2011 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2011 Beijing Juxin Fugao [Member] CNY
Schedule of Equity Method Investments [Line Items]
Investment balance	$ 37,010	230,579			161,475		10,164		53,000		5,940
Investment contributions	4,300	26,792	36,747	228,940		160,000		10,000	12,000	53,000	13,960	5,940	700		132
Equity earnings (losses)	(138)	(857)	263	1,639		1,475		164	(254)		(66)		(401)		(88)
Termination of the Investment Trust Plan and Transfer of the underlying Real Estate to the Company (note 7)	(27,550)	(171,639)			(161,475)		(10,164)
Investment balance	$ 13,631	84,923	$ 37,010	230,579		161,475		10,164	64,746	53,000	19,834	5,940	299		44

ACQUIRED INTANGIBLE ASSETS, NET - Acquired Intangible Assets, Net (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Customer lists and relationships [Member] USD ($)	Dec. 31, 2012 Customer lists and relationships [Member] CNY	Dec. 31, 2011 Customer lists and relationships [Member] CNY	Dec. 31, 2012 Completed technology [Member] USD ($)	Dec. 31, 2012 Completed technology [Member] CNY	Dec. 31, 2011 Completed technology [Member] CNY	Dec. 31, 2012 Purchased software for internal use [Member] USD ($)	Dec. 31, 2012 Purchased software for internal use [Member] CNY	Dec. 31, 2011 Purchased software for internal use [Member] CNY	Dec. 31, 2012 Land use right [Member] USD ($)	Dec. 31, 2012 Land use right [Member] CNY	Dec. 31, 2011 Land use right [Member] CNY
Acquired Finite-Lived Intangible Assets [Line Items]
Completed technology	$ 4,763,000	29,677,000	59,833,000	$ 984,000	6,131,000	6,131,000	$ 843,000	5,251,000	5,251,000	$ 2,760,000	17,200,000	17,200,000	$ 176,000	1,095,000	31,251,000
Less: Accumulated amortization	(4,609,000)	(28,715,000)	(30,575,000)
Acquired intangible assets, net	$ 154,000	962,000	29,258,000

ACQUIRED INTANGIBLE ASSETS, NET - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 113	703	3,503	4,043

ACQUIRED INTANGIBLE ASSETS, NET - Total Estimated Amortization of Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Acquired Finite-Lived Intangible Assets [Line Items]
2013	$ 16	100
2014	16	100
2015	16	100
2016	16	100
2017	16	100
Total estimated amortization of intangible assets	$ 80	500

OPTION LIABILITIES - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Call option [Member] USD ($)	Dec. 31, 2012 Call option [Member] CNY	Dec. 31, 2012 Put option [Member] USD ($)	Dec. 31, 2012 Put option [Member] CNY
Derivative [Line Items]
Option liabilities	$ 1,981	12,344	7,932	$ 1,970	12,273	$ 11	71

ACCOUNTS PAYABLE AND ACCRUED EXPENSES - Schedule of Accounts payable and Accrued Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule Of Accrued Liabilities [Line Items]
Accounts payable and other payables	$ 2,771	17,263	8,514
Salary and wages	1,627	10,130	7,896
Accrued expenses			32
Accounts payable and accrued expenses	$ 4,398	27,393	16,442

INCOME TAXES - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended									12 Months Ended			12 Months Ended
	Mar. 16, 2007	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Peoples Republic Of China Subsidaries [Member] USD ($)	Dec. 31, 2012 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2011 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2010 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2012 Hong Kong Subsidiary [Member]	Dec. 31, 2012 Huainan Huacheng [Member]	Feb. 29, 2012 Huainan Huacheng [Member]	Dec. 31, 2012 Beijing Ninetowns Ports [Member]	Dec. 31, 2011 Beijing Ninetowns Ports [Member]	Dec. 31, 2010 Beijing Ninetowns Ports [Member]	Dec. 31, 2012 Guangdong Nine towns [Member]	Dec. 31, 2011 Guangdong Nine towns [Member]	Dec. 31, 2010 Guangdong Nine towns [Member]
Income Tax [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Favorable tax rate for New and High Technology Enterprise	15.00%													15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Transitional period	5 years
Duration of favorable tax rate qualified		3 years	3 years
Granted preferential income tax rate, 2011		0.00%	0.00%
Granted preferential income tax rate, 2012		25.00%	25.00%
Favourable income tax rate for Huaixiang Modern Agriculture		25.00%	25.00%									25.00%
Deemed income percentage of Huaixiang Modern Agriculture's annual total income		4.00%	4.00%
Additional provision for income taxes						$ 103	640	374	838
Estimated change in basic net income per share		$ 0.29	1.81	0.09	0.34		1.8	0.08	0.32
Estimated change in diluted net income per share		$ 0.27	1.67	0.09	0.33		1.65	0.08	0.32
Operating loss carry forwards		7,108	44,285
Operating loss carry forwards expiration Date		31-Dec-2017	31-Dec-2017
Withholding tax						10.00%	10.00%				5.00%
Equity percentage owned by residents										25.00%			90.00%
Aggregate undistributed earnings		$ 89,013	554,561	553,727
Significant change period of reporting date to uncertain tax positions		12 months	12 months

INCOME TAXES - Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Tax Expenses [Line Items]
Current tax	$ 233	1,447	855	1,036
Deferred tax	(125)	(776)	193	(158)
Income tax expense	$ 108	671	1,048	878

INCOME TAXES - Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current deferred tax assets
Short-term deferred revenue	$ 167	1,036	311
Less: valuation allowances
Current deferred tax assets	167	1,036	311
Non-current deferred tax assets
Net operating loss carry forwards	1,743	10,859	9,413
Less: valuation allowances	(1,743)	(10,859)	(9,413)
Non-current deferred tax assets
Non-current deferred tax liabilities
Accelerated depreciation of property and equipment			(51)
Non-current deferred tax liabilities			51

INCOME TAXES - Reconciliation between Income Tax Expense (Benefit) and Actual Provision for Income Taxes (Detail)	1 Months Ended	12 Months Ended
	Mar. 16, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
PRC statutory income tax	25.00%	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes		5.70%	5.60%	18.10%
Permanent differences		(28.00%)	(8.40%)	(32.10%)
Tax exemption and tax relief granted to PRC subsidiaries		(0.90%)	(8.00%)	(1.00%)
Effect on deferred taxes due to changes in tax rates under the new law for certain subsidiaries		(0.80%)	(8.80%)	(3.50%)
Effective Income Tax Rate Reconciliation		1.00%	23.00%	6.50%

INCOME TAXES - Unrecognized Tax Benefit (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance	$ 898	5,595	$ 865	5,387
Additions based on tax position related to the current year	36	226	33	208
Reversal based on tax positions related to the current year
Balance	$ 934	5,821	$ 898	5,595

DEFERRED SUBSIDIES - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Grants received	$ 5,772	35,960	240,240

OTHER TAXES PAYABLE - Components of Taxes Other than Income Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Individual income tax withholding [Member] USD ($)	Dec. 31, 2012 Individual income tax withholding [Member] CNY	Dec. 31, 2011 Individual income tax withholding [Member] CNY	Dec. 31, 2012 Business tax payable [Member] USD ($)	Dec. 31, 2012 Business tax payable [Member] CNY	Dec. 31, 2011 Business tax payable [Member] CNY	Dec. 31, 2012 Value added taxes payable (recoverable), net [Member] USD ($)	Dec. 31, 2012 Value added taxes payable (recoverable), net [Member] CNY	Dec. 31, 2011 Value added taxes payable (recoverable), net [Member] CNY	Dec. 31, 2012 Property tax [Member] USD ($)	Dec. 31, 2012 Property tax [Member] CNY	Dec. 31, 2011 Property tax [Member] CNY
Other Tax Carryforward [Line Items]
Other taxes payable	$ 241	1,500	1,537	$ 22	139	109	$ 259	1,609	2,011	$ (43)	(269)	(602)	$ 3	21	19

OTHER TAXES PAYABLE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Taxes Payable [Line Items]
Value added tax	6.00%
Sales of Hardware [Member]
Other Taxes Payable [Line Items]
Value added tax	17.00%	17.00%	17.00%
Software Development [Member]
Other Taxes Payable [Line Items]
Business tax	5.00%
Sales of Software [Member]
Other Taxes Payable [Line Items]
Value added tax	3.00%
Self-grown product sales [Member] | Food Related Business [Member]
Other Taxes Payable [Line Items]
Value added tax	0.00%
Other goods [Member] | Food Related Business [Member]
Other Taxes Payable [Line Items]
Business tax	13.00%
Other products [Member] | Food Related Business [Member]
Other Taxes Payable [Line Items]
Value added tax	17.00%

TREASURY SHARES - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Shares under repurchase	$ 5
Purchase of treasury stock, shares		3,900
Purchase of treasury stock, per share		$ 5

NET INCOME PER SHARE - Schedule of Computation of Basic and Dilution Income Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Income from continuing operations before non-controlling interest	$ 11,003	68,552	3,510	12,325
Loss from discontinued operations attributable to the Company				(398)
Net loss attributable to the non-controlling interest		(3)	15
Net income attributable to the Company	$ 11,003	68,549	3,525	12,325
Weighted average ordinary shares outstanding	37,780,134	37,780,134	37,443,657	35,800,428
Plus: incremental shares from vesting of restricted shares	3,312,566	3,312,566	3,021,792	1,491,106
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	41,092,700	41,092,700	40,465,449	37,291,534
Income from continuing operations per share - basic	$ 0.29	1.81	0.09	0.35
Income from continuing operations per share - diluted	$ 0.27	1.67	0.09	0.34
Loss from discontinued operations per share - basic				(0.01)
Loss from discontinued operations per share - diluted				(0.01)
Net income attributable to the Company per share - basic	$ 0.29	1.81	0.09	0.34
Net income attributable to the Company per share - diluted	$ 0.27	1.67	0.09	0.33

NET INCOME PER SHARE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Ordinary share equivalents outstanding	3,990,108	4,396,023	5,595,664
American Depository Receipt [Member] | Non Vested Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Non-vested employee stock options	976,542	1,253,673

RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended													1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Beijing Ninetowns Ports [Member] USD ($)	Dec. 31, 2012 Beijing Ninetowns Ports [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] USD ($)	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2012 Dalian Changzheng [Member] USD ($)	Dec. 31, 2012 Dalian Changzheng [Member] CNY	Dec. 31, 2012 Beijing Aviation Wanyuan Construction Company Limited [Member] USD ($)	Dec. 31, 2012 Beijing Aviation Wanyuan Construction Company Limited [Member] CNY	Dec. 31, 2012 Aviation Wanyuan [Member] USD ($)	Dec. 31, 2012 Aviation Wanyuan [Member] CNY	Jan. 31, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] CNY
Related Party Transaction [Line Items]
Amount due from related parties	$ 1,617	10,070	1,248	$ 11	67	$ 1,606	10,000
Amount paid to related parties														1,606	10,000
Amount due to related parties	986	6,140						65	405	921	5,730
Equity method investment percentage				10.00%	10.00%							30.00%	30.00%
Equity ownership by parent								70.00%	70.00%
Advances from related parties												207	1,566
Food sales revenue	$ 81	505

SHARE OPTION PLANS - Additional information (Detail)	12 Months Ended				12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2011 2003 Plan [Member]	Dec. 31, 2012 2003 Plan [Member] Employees and Directors [Member]	Feb. 10, 2010 2004 Plan [Member]	Feb. 10, 2010 2004 Plan [Member] USD ($)	Feb. 10, 2010 2004 Plan [Member] CNY	Dec. 31, 2012 2004 Plan [Member] Y	Dec. 31, 2011 2004 Plan [Member]	Feb. 10, 2010 2006 Plan [Member]	Dec. 31, 2012 2006 Plan [Member] CNY	Dec. 31, 2011 2006 Plan [Member]	Feb. 10, 2010 Vest over one year [Member] 2006 Plan [Member]	Feb. 10, 2010 Vest over four years [Member] 2006 Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Issue options to employees and directors							2,574,400
Expiry of options							Nov 7, 2013		Feb 10, 2020	Feb 10, 2020
Options to purchase ordinary shares	3,605,152	3,711,785	4,124,472	3,320,311	1,095,279	1,106,279					2,509,873	2,605,506
Options available under future plan					627,429	628,929					797,824	698,441
Options to employees											4,300,000
Maximum term period for the plan											10
Options to employees to purchase			976,500						976,500	976,500
Exercise price									$ 1.6	11
Vesting period								1 year	4 years	4 years
Nonvested shares granted								585,771					2,213,824			1,443,912	769,912
Nonvested shares outstanding	384,956	669,738										92,304		577,434	384,956
Fair market value percentage of ordinary shares on grant date														100.00%
Vesting percentage																25.00%	25.00%
weighted-average vesting period of options	5 years												9 months 18 days
Aggregate intrinsic value of options outstanding and exercisable														382
Unrecognized share-based compensation cost related to options	523,000
Unrecognized share-based compensation cost related to nonvested shares	602,000
weighted-average vesting period of nonvested shares	1 year 1 month 6 days
Ordinary shares were reserved for future share option exercises														976,542

SHARE OPTION PLANS - Assumptions for Fair Value Estimation of Options Granted Using Dividend Adjusted Black-Scholes Pricing Model (Detail) (2010 Grant [Member])	12 Months Ended
Dec. 31, 2010
2010 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free rate of return	3.15%
Weighted average expected option life	6 years 3 months
Weighted average volatility rate	63.00%
Weighted average dividend yield	0.00%

SHARE OPTION PLANS - Summary of Share Options (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	3,711,785	4,124,472	3,320,311
Granted			976,500
Exercised
Cancelled	(106,633)	(425,187)	(172,339)
Adjustment		12,500
Outstanding at end of year	3,605,152	3,711,785	4,124,472
Exercisable at end of year	2,934,952	2,439,744	2,125,918
Outstanding at end of year, Weighted average exercise price	22
Exercisable at end of year, Weighted average exercise price	24
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Weighted average exercise price	22	22	25
Granted			11
Exercised
Cancelled	18	28	18
Adjustment		26
Outstanding at end of year, Weighted average exercise price	26	22	22
Exercisable at end of year, Weighted average exercise price	24	27	33

SHARE OPTION PLANS - Summary of Nonvested Options (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at end of year, Weighted average exercise price	22
Granted			976,500
Cancelled	(106,633)	(425,187)	(172,339)
Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Weighted average exercise price	11
Granted
Vested	11
Cancelled	11
Outstanding at end of year, Weighted average exercise price	11
Nonvested at January 1, 2012	1,259,541
Granted
Vested	(549,441)
Cancelled	(39,900)
Nonvested at December 31, 2012	670,200

SHARE OPTION PLANS - Summary of Nonvested Shares (Detail) (CNY)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, 2012	669,738
Granted
Vested	(281,031)
Forfeited	(3,751)
Nonvested at December 31, 2012	384,956
Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, 2012	12
Granted
Vested	14
Forfeited	21
Nonvested at December 31, 2012	11

SHARE OPTION PLANS - Outstanding Options (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Option One [Member] USD ($)	Dec. 31, 2012 Option One [Member] CNY	Dec. 31, 2012 Option Two [Member] USD ($)	Dec. 31, 2012 Option Two [Member] CNY	Dec. 31, 2012 Option Three [Member] USD ($)	Dec. 31, 2012 Option Three [Member] CNY	Dec. 31, 2012 Option Four [Member] USD ($)	Dec. 31, 2012 Option Four [Member] CNY	Dec. 31, 2012 Option Five [Member] USD ($)	Dec. 31, 2012 Option Five [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	3,605,152	3,711,785	4,124,472	3,320,311	1,095,279	1,095,279	361,859	361,859	151,714	151,714	1,311,800	1,311,800	684,500	684,500
Options outstanding Weighted average remaining contractual life	5 years				10 months 15 days	10 months 15 days	2 years 2 months	2 years 2 months	5 years 1 month 6 days	5 years 1 month 6 days	6 years 5 months 29 days	6 years 5 months 29 days	8 years 30 days	8 years 30 days
Fair value per share at grant date					$ 0.286	0.297	$ 4.896	40.42	$ 1.619	11.63	$ 0.947	6.49	$ 0.991	6.72
Weighted average exercise price	22					26		71		22		10		11
Number exercisable	2,934,952	2,439,744	2,125,918		1,095,279	1,095,279	361,859	361,859	151,714	151,714	983,850	983,850	342,250	342,250
Weighted average exercise price	24					26		71		22		10		11

SHARE OPTION PLANS - Amounts of Share-Based Compensation (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost Of Revenues [Member] USD ($)	Dec. 31, 2012 Cost Of Revenues [Member] CNY	Dec. 31, 2011 Cost Of Revenues [Member] CNY	Dec. 31, 2010 Cost Of Revenues [Member] CNY	Dec. 31, 2012 Sales And Marketing [Member] USD ($)	Dec. 31, 2012 Sales And Marketing [Member] CNY	Dec. 31, 2011 Sales And Marketing [Member] CNY	Dec. 31, 2010 Sales And Marketing [Member] CNY	Dec. 31, 2012 General And Administrative [Member] USD ($)	Dec. 31, 2012 General And Administrative [Member] CNY	Dec. 31, 2011 General And Administrative [Member] CNY	Dec. 31, 2010 General And Administrative [Member] CNY	Dec. 31, 2012 Research And Development [Member] USD ($)	Dec. 31, 2012 Research And Development [Member] CNY	Dec. 31, 2011 Research And Development [Member] CNY	Dec. 31, 2010 Research And Development [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 333	2,076	7,127	31,710	$ (2)	(13)	21	8	$ 2	11	347	607	$ 144	900	4,127	26,741	$ 189	1,178	2,632	4,354

COMMITMENTS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
lease agreements Period ,Minimum	12 months	12 months
lease agreements Period , Maximum	24 months	24 months
lease agreements Due	2022	2022
Rental Expenses	$ 573	3,570	3,243	3,867

COMMITMENTS - Schedule of Future Minimum Lease Payment Under Non-Cancellable Operating Lease Agreements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Future Contractual Minimum Rental Revenues On Leases [Line Items]
2013	$ 365	2,276
2014	146	907
2015	60	374
2016	45	282
2017	47	290
thereafter	217	1,351
Total	$ 880	5,480

SEGMENT INFORMATION - Summary of Financial Information Relating to Revenue Generating Segments (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 People's Republic of China [Member] USD ($)	Dec. 31, 2012 People's Republic of China [Member] CNY	Dec. 31, 2011 People's Republic of China [Member] CNY	Dec. 31, 2010 People's Republic of China [Member] CNY	Dec. 31, 2012 Software Service, Support and Maintenance Arrangement [Member] People's Republic of China [Member] CNY	Dec. 31, 2011 Software Service, Support and Maintenance Arrangement [Member] People's Republic of China [Member] CNY	Dec. 31, 2010 Software Service, Support and Maintenance Arrangement [Member] People's Republic of China [Member] CNY	Dec. 31, 2012 Software Development [Member] People's Republic of China [Member] CNY	Dec. 31, 2011 Software Development [Member] People's Republic of China [Member] CNY	Dec. 31, 2010 Software Development [Member] People's Republic of China [Member] CNY	Dec. 31, 2012 B2C e-commerce [Member] People's Republic of China [Member] CNY	Dec. 31, 2011 B2C e-commerce [Member] People's Republic of China [Member] CNY	Dec. 31, 2010 B2C e-commerce [Member] People's Republic of China [Member] CNY
Segment Reporting Information [Line Items]
Net revenues	$ 14,509	90,387	75,216	78,907	$ 15,196	94,667	70,879	75,442	64,074	56,677	45,448	7,481	5,963	24,546	23,112	8,239	5,448
Gross profit (loss)	$ 11,182	69,659	64,483	61,853	$ 11,866	73,926	60,167	57,659	64,074	56,677	45,448	5,103	3,703	13,673	4,749	(213)	(1,462)

SEGMENT INFORMATION - Reconciliation Amounts Presented Consolidated (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Peoples Republic Of China Subsidaries [Member] USD ($)	Dec. 31, 2012 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2011 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2010 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2012 Gaap Adjustments [Member] USD ($)	Dec. 31, 2012 Gaap Adjustments [Member] CNY	Dec. 31, 2011 Gaap Adjustments [Member] CNY	Dec. 31, 2010 Gaap Adjustments [Member] CNY
Net revenues under PRC GAAP	$ 14,509	90,387		75,216	78,907	$ 15,196	94,667	70,879	75,442
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	(776)	(4,833)		3,764	2,983					(776)	(4,833)	3,764	2,983
PRC value added tax refund	89	553		573	482	89	553	573	482	89	553	573	1,219
Share-based compensation expenses	(333)	(2,076)		(7,127)	(31,710)					3	13	(21)	(8)
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	(776)	(4,833)		3,764	2,983					(776)	(4,833)	3,764	2,983
PRC value added tax refund	89	553		573	482	89	553	573	482	89	553	573	1,219
Share-based compensation expenses	(333)	(2,076)		(7,127)	(31,710)					3	13	(21)	(8)
Gross profit under PRC GAAP	11,182	69,659		64,483	61,853	11,866	73,926	60,167	57,659
Operating expenses	(17,745)	(110,553)		(106,048)	(124,474)
Loss from operations	(6,563)	(40,894)		(41,565)	(62,621)
Interest income	917	5,718		1,922	3,686
Gain on sales of short-term investments	18,241	113,644		32,689	65,146
Change in fair value of marketable options	(2,583)	(16,094)		7,252	(18,211)
Gain (loss) on investments under cost method				(3,373)	12,153
Income from equity method investments	(138)	(857)	263	1,639
Other income	1,237	7,706		5,994	13,448
Income before income tax expense	$ 11,111	69,223		4,558	13,601

CONCENTRATIONS AND RISKS - Details of Customers Accounting for Net Revenues (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Concentration Risk [Line Items]
Percentage of net revenues on customer concentrations	25.00%	34.00%	21.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of net revenues on customer concentrations	18.00%	16.00%	12.00%

CONCENTRATIONS AND RISKS - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Concentration Risk [Line Items]
Cash and Cash equivalents and term deposits	$ 23,442	146,048	214,970

EMPLOYEE BENEFIT PLANS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 People's Republic of China [Member] USD ($)	Dec. 31, 2012 People's Republic of China [Member] CNY	Dec. 31, 2011 People's Republic of China [Member] CNY	Dec. 31, 2010 People's Republic of China [Member] CNY	Dec. 31, 2012 Medical [Member]	Dec. 31, 2012 Post Employment Benefits Plan [Member]	Dec. 31, 2012 Workers Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions for eligible employees	20.00%	20.00%
Contribution provident fund	5.00%	5.00%
Expense related to defined contribution scheme	$ 333	2,076	7,127	31,710	$ 865	5,388	3,443	3,249
Percentage of contribution towards applicable salary									10.00%	1.00%	1.10%
Contribution to employee	$ 539	3,356	2,074	1,797

CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Minimum percentage of profit after taxes required for appropriations to statutory reserve	10.00%	10.00%
Maximum statutory reserve accumulation percentage of entities registered capital	50.00%	50.00%
Statutory reserve	$ 12,730	79,312	78,478
Provision for statutory reserve	134	834	843
Total restricted net assets	$ 89,103	554,561	553,727

SUBSEQUENT EVENT - Additional Information (Detail) (Subsequent Event [Member]) In Millions, unless otherwise specified	1 Months Ended
	Mar. 06, 2013 USD ($)	Mar. 06, 2013 CNY
Subsequent Event [Line Items]
Payment to plantiff for breach of contract	$ 7.8	46
Ownership claim in Huainan Huacheng	25.00%	25.00%

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2009 Parent Company CNY
Current assets:
Cash and cash equivalents	$ 40,114	249,912	$ 41,306	257,345	500,618	473,448	$ 16,623	103,561	$ 13,927	86,769	117,692	134,828
Investment in available-for-sale securities	46,547	289,995		245,090			43,215	269,235		225,488
Prepaid expenses and other current assets	5,696	35,485		8,561			67	420		95
Amounts due from subsidiaries							57,314	357,073		357,190
Total current assets	96,021	598,220		525,506			117,219	730,289		669,542
Investments in subsidiaries	1,860	11,590		11,590			45,779	285,210		283,585
TOTAL ASSETS	224,082	1,396,056		1,282,124			162,998	1,015,499		953,127
LIABILITIES AND SHAREHOLDERS' EQUITY
Option liabilities	1,981	12,344		7,932			1,981	12,344		7,932
Other payables							1,216	7,572		3,206
Amounts due to subsidiaries							1,055	6,574		6,569
Total current liabilities	12,215	76,094		51,663			4,252	26,490		17,707
Shareholders' equity:
Ordinary shares, par value RMB0.027 (HK$0.025) per share: 8,000,000,000 shares authorized; 37,538,161 shares issued and outstanding in 2011 and 37,815,292 shares issued and outstanding in 2012, respectively	159	988		982			159	988		982
Additional paid-in capital	148,612	925,870		923,829			148,612	925,870		923,829
Retained earnings	12,730	79,312		78,478			20,271	126,295		57,746
Accumulated other comprehensive loss	(10,296)	(64,144)		(47,137)			(10,296)	(64,144)		(47,137)
Total shareholders' equity	166,769	1,038,996		985,404	948,825	922,336	158,746	989,009		935,420	948,825	922,425
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 224,082	1,396,056		1,282,124			$ 162,998	1,015,499		953,127

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Parenthetical) (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.025	0.027	0.027	$ 0.025	0.027	0.027
Common stock, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000	8,000,000,000,000	8,000,000,000,000	8,000,000,000,000
Common stock, shares issued	37,815,292	37,815,292	37,538,161	37,815,292,000	37,815,292,000	37,538,161,000
Common stock, shares outstanding	37,815,292	37,815,292	37,538,161	37,815,292,000	37,815,292,000	37,538,161,000

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED) STATEMENTS OF OPERATIONS (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Selling and marketing expenses	$ (3,475)	(21,647)	(22,493)	(16,663)
General and administrative expenses	(12,494)	(77,841)	(79,354)	(89,531)	(4,367)	(27,205)	(23,845)	(17,064)
Loss from operations	(6,563)	(40,894)	(41,565)	(62,621)	(4,367)	(27,205)	(23,845)	(17,064)
Interest income	917	5,718	1,922	3,686		1	1	2
Gain on sales of short-term investments	18,241	113,644	32,689	65,146	18,131	112,960	32,637	59,452
Change in fair value of marketable options	(2,583)	(16,094)	7,252	(18,211)	(2,583)	(16,094)	7,252	(18,211)
Other income	1,237	7,706	5,994	13,448	71	444		1,979
Income before equity in earnings of subsidiaries					11,252	71,106	16,045	26,158
Equity in losses of subsidiaries					(249)	(1,557)	(12,520)	(13,833)
Net income	$ 11,003	68,552	3,510	12,325	$ 11,003	68,549	3,525	12,325
Net income per share
Basic	$ 0.29	1.81	0.09	0.34	$ 0.29	1.81	0.09	0.34
Diluted	$ 0.27	1.67	0.09	0.33	$ 0.27	1.67	0.09	0.33
Weighted average shares used in computation:
Basic	37,780,134	37,780,134	37,443,657	35,800,428	37,780,134	37,780,134	37,443,657	35,800,428
Diluted	41,092,700	41,092,700	40,465,449	37,291,534	41,092,700	41,092,700	40,465,449	37,291,534

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED) STATEMENT OF COMPREHENSIVE INCOME (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Net income	$ 11,003	68,552	3,510	12,325	$ 11,003	68,549	3,525	12,325
Foreign currency translation loss	(380)	(2,370)	(15,004)	(10,572)	(380)	(2,370)	(15,004)	(10,572)
Unrealized (loss) gain on available-for-sale securities	(2,349)	(14,637)	(9,053)	(7,063)	(2,349)	(14,637)	(9,053)	(7,063)
Comprehensive (loss) income attributable to the Company	$ 8,274	51,542	(20,532)	(5,310)	$ 8,274	51,542	(20,532)	(5,310)

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED) STATEMENTS OF CHANGES IN EQUITY (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Ordinary Shares [Member] CNY	Dec. 31, 2011 Ordinary Shares [Member] CNY	Dec. 31, 2010 Ordinary Shares [Member] CNY	Dec. 31, 2012 Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2012 (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2011 (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2010 (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2012 (Accumulated Deficit) Retained Earning [Member] USD ($)	Dec. 31, 2012 Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2011 Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2010 Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2012 Accumulated Other Comprehensive Loss [Member] USD ($)	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2012 Parent Company Ordinary Shares [Member] CNY	Dec. 31, 2011 Parent Company Ordinary Shares [Member] CNY	Dec. 31, 2010 Parent Company Ordinary Shares [Member] CNY	Dec. 31, 2012 Parent Company Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Parent Company Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Parent Company Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Parent Company Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Parent Company Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Parent Company Treasury Stock [Member] CNY	Dec. 31, 2012 Parent Company (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2011 Parent Company (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2010 Parent Company (Accumulated Deficit) Retained Earning [Member] CNY	Dec. 31, 2012 Parent Company (Accumulated Deficit) Retained Earning [Member] USD ($)	Dec. 31, 2012 Parent Company Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2011 Parent Company Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2010 Parent Company Accumulated Other Comprehensive Loss [Member] CNY	Dec. 31, 2012 Parent Company Accumulated Other Comprehensive Loss [Member] USD ($)
Condensed Financial Statements, Captions [Line Items]
Balance		985,404	948,825	922,336	982	965	929	$ 159	923,829	916,719	885,045	$ 148,612		(20,732)	(23,414)	(33,163)	$ 7,541	(47,137)	(23,080)	(5,445)	$ (10,296)		935,420	948,825	922,425	982	965	929	$ 159	923,829	916,719	885,045	$ 148,612		57,746	54,221	41,896	$ 20,271	(47,137)	(23,080)	(5,445)	$ (10,296)
Purchase of treasury stock		(29)							(29)														(29)							(29)
Balance, shares					37,538,161	36,742,832	35,118,556	37,815,292																		37,538,161	36,742,832	35,118,556	37,815,292
Purchase of treasury stock, shares	3,900	3,900			(3,900)								3,900													(3,900)								3,900
Issuance of ADR shares for the exercise of employee share options					6	17	36		(6)	(17)	(36)															6	17	36		(6)	(17)	(36)
Issuance of ADR shares for the exercise of employee share options					281,031	795,329	1,624,276																			281,031	795,329	1,624,276
Net income	11,003	68,552	3,510	12,325										68,549	3,525	12,325						11,003	68,549	3,525	12,325										68,549	3,525	12,325
Foreign currency translation adjustments	(380)	(2,370)	(15,004)	(10,572)														(2,370)	(15,004)	(10,572)		(380)	(2,370)	(15,004)	(10,572)														(2,370)	(15,004)	(10,572)
Employee share options compensation		2,076	7,127	31,710					2,076	7,127	31,710												2,076	7,127	31,710					2,076	7,127	31,710
Unrealized gain on available-for-sale securities	(2,349)	(14,637)	(9,053)	(7,063)														(14,637)	(9,053)	(7,063)		(2,349)	(14,637)	(9,053)	(7,063)														(14,637)	(9,053)	(7,063)
Balance	$ 166,769	1,038,996	985,404	948,825	988	982	965	$ 159	925,870	923,829	916,719	$ 148,612		46,983	(20,732)	(23,414)	$ 7,541	(64,144)	(47,137)	(23,080)	$ (10,296)	$ 158,746	989,009	935,420	948,825	988	982	965	$ 159	925,870	923,829	916,719	$ 148,612	3,900	126,295	57,746	54,221	$ 20,271	(64,144)	(47,137)	(23,080)	$ (10,296)
Balance, shares						37,538,161	36,742,832	37,815,292					3,900														37,538,161	36,742,832	37,815,292					3,900

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED) STATEMENTS OF CASH FLOWS (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Cash flows from operating activities:
Net income	$ 11,003	68,552	3,510	12,325	$ 11,003	68,549	3,525	12,325
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries					250	1,557	12,520	13,833
Gain from short sale of stock options	15,092	94,027	37,942	45,988	(15,092)	(94,027)	(37,942)	(43,788)
(Gain) loss from sale of available-for-sale securities								2,823
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,011	31,216	441	(52)	(52)	(326)	478	(48)
Other payables					702	4,380	1,279	1,993
Amounts due to subsidiaries					1	4	920	5,998
Net cash used in operating activities	(3,980)	(24,800)	(62,994)	8,854	(3,188)	(19,863)	(19,220)	(6,864)
Cash flows from investing activities:
Purchase of available-for-sale securities	123,207	767,590	334,560	248,058	(123,207)	(767,590)	(332,132)	(231,132)
Proceeds from sales of available-for- sale securities					113,365	706,278	282,814	151,440
Proceeds from short sale of options			47,175	38,490	12,507	77,921	59,006	37,594
Cover short or assignment of option liabilities					3,309	20,613	(17,393)	(931)
Decrease in amounts due from subsidiaries					29	175	971	37,954
Net cash provided by (used in) investing activities	2,908	18,109	(224,784)	21,761	6,003	37,397	(6,734)	(5,075)
Cash flows from financing activities:
Repurchase of common stock	(5)	(29)			(5)	(29)
Net cash provided by financing activities	(5)	(29)	49,523		(5)	(29)
Effect of exchange rate changes on cash	(115)	(713)	(5,018)	(3,445)	(114)	(713)	(4,969)	(5,197)
Net increase (decrease) in cash and cash equivalents	(1,192)	(7,433)	(243,273)	27,170	2,696	16,792	(30,923)	(17,136)
Cash and cash equivalents at the beginning of the year	41,306	257,345	500,618	473,448	13,927	86,769	117,692	134,828
Cash and cash equivalents at the end of the year	$ 40,114	249,912	257,345	500,618	$ 16,623	103,561	86,769	117,692